UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21574
Eaton Vance Floating-Rate Income Trust
(Exact Name of registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
May 31
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report November 30, 2008

EATON VANCE FLOATING-RATE INCOME TRUST

2224-x-xx_CE-FLRINCSRC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Floating-Rate Income Trust as of November 30, 2008
INVESTMENT UPDATE
Economic and Market Conditions
Scott H. Page, CFA Co-Portfolio Manager Ralph H. Hinckley, Jr., CFA Co-Portfolio Manager	•	During the six months ended November 30, 2008, credit markets experienced unprecedented volatility, and the bank loan market and high-yield bond market were no exception. The subprime crisis of 2007 expanded in 2008 to include nearly all credit instruments, which in turn, caused the world economy to slip into recession. The period was a roller-coaster for the credit markets and for the Trust. The total return for the S&P/LSTA Leveraged Loan Index (the Index) through the first three months of the period was -0.64%, disappointing, but, given the environment, not especially bad compared to other markets. However, September 2008 brought a series of events that rattled the markets more deeply: the bailouts of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, the rescue of American International Group, Inc. and a litany of unprecedented steps by the U.S. Treasury and the Federal Reserve to stabilize the credit markets. In the Trust’s second fiscal quarter, the Index declined -25.52%, by far its worst quarterly showing ever. The average loan price in the Trust was 65.2% of par at November 30, 2008. Although statistics vary with respect to the recovery rates of loans in default, the historical rate has been approximately 70% of par. As such, bank loan prices at year-end were approaching levels that implied near universal default. At year-end, 1.2% of the loan investments of the Trust were in default versus 2.0% for the Index.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Absent an expense waiver by the investment adviser, returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.
Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
•	While there is little doubt that a recession would bring higher default rates, it is difficult to reconcile recent trading levels with market fundamentals. A range of credit statistics and criteria used to monitor creditworthiness suggested that overall credit quality appeared to be in line with historical patterns. Despite this, bank loans traded below historical recovery levels, thus implying a near 100% default rate. The most compelling, albeit obvious, explanation for the market’s depressed trading level was that there were more sellers of bank loans than buyers, especially during the Trust’s second quarter. Some selling was forced, especially by hedge funds and structured investment vehicles unable to meet margin requirements. Some selling was voluntary, as redemptions from mutual funds were significant throughout the year. In addition, many hard-pressed banks and investment banks that typically make markets in bank loans were hesitant to own loans and bonds, making trading more volatile. Later in the period, there were signs that many institutional investors were attracted to the asset class by record low loan prices. However, selling clearly outweighed buying, pushing prices lower.
Management Discussion
•	The Trust is a closed-end fund and trades on the New York Stock Exchange under the symbol “EFT”. The Trust’s investment objective is to provide a high level of current income. As a secondary objective, it may also seek preservation of capital to the extent
Eaton Vance Floating-Rate Income Trust
Total Return Performance 5/31/08 – 11/30/08

NYSE Symbol		EFT

At Net Asset Value (NAV)[1]		-43.24%
At Share Price[1]		-44.76%
S&P/LSTA Leveraged Loan Index[2]		-25.96%

Premium/Discount to NAV as of 11/30/08		-9.57%
Total Distributions per common share		$0.582
Distribution Rate[3]	At NAV	13.12%
	At Share Price	14.51%
Please refer to page 3 for additional performance information.

[1]	Performance results reflect the effects of leverage.

[2]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage.

[3]	The Distribution Rate is based on the Trust’s most recent monthly distribution per share (annualized ) divided by the Trust’s NAV or share price at the end of the period. The Trust’s monthly distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Eaton Vance Floating-Rate Income Trust as of November 30, 2008
INVESTMENT UPDATE
consistent with its primary goal of high current income. Under normal market conditions, the Trust invests at least 80% of its total assets in senior, secured floating-rate loans (“senior loans”). In managing the Trust, the investment adviser seeks to invest in a portfolio of senior loans that it believes will be less volatile over time than the general loan market. The Trust may also invest in second lien loans and high yield bonds, and, as discussed below, may employ leverage, which may increase risk.

•	The Trust’s performance for the six months ended November 30, 2008 was negatively affected by the issues that influenced the broader market. The effect of leverage was the primary factor contributing to the Trust’s underperformance relative to the Index. In addition, the Trust had approximately 9% of its assets invested in European loans, and loan prices in Europe have underperformed relative to their U.S. counterparts.

•	At November 30, 2008, the Trust’s investments included senior loans to 411 borrowers spanning 38 industries, with an average loan size of 0.24% of total investments, and no industry constituting more than 10% of total investments. Healthcare, business equipment and services, publishing, leisure goods/activities/ movies and cable and satellite television were the top industry weightings.

•	The Trust continues to have less than 1% exposure to home builders. The Trust did not have any exposure to subprime or prime mortgage lenders during the six months ended November 30, 2008.

•	As of November 30, 2008, the Trust had outstanding leverage of approximately 48.9% of its total net assets.[1] The Trust’s leverage consists of auction preferred shares issued by the Trust (“APS”) and borrowings under a revolving credit and security agreement with conduit lenders and a bank. Pursuant to applicable law and provisions of the Trust’s governing documents relating to the use of leverage, the Trust may not declare dividends or other distributions on common shares if it does not maintain asset coverage in certain prescribed amounts. As a result of the sharp declines in the value of the Trust’s investments in recent months, the Trust sold investments to reduce outstanding leverage and maintain the required asset coverage. During the six months ended November 30, 2008, the Trust’s outstanding borrowings were reduced by $121.5 million for this reason. If credit markets remain volatile, additional actions may be required to maintain the Trust’s asset coverage, including additional sales of investments and possibly a reduction in dividend payment rates. In the event of an improvement in asset coverage, the Trust has the ability to increase borrowings under the revolving credit and security agreement.
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trust’s current or future investments and may change due to active management.

[1]	In the event of a rise in long-term interest rates or a decline in bank loan prices due to market conditions, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares and borrowings.

Eaton Vance Floating-Rate Income Trust as of November 30, 2008
TRUST PERFORMANCE
Portfolio Composition
Top Ten Holdings1
By total investments

SunGard Data Systems, Inc.	1.1%
HCA, Inc.	1.0
NRG Energy, Inc.	0.9
Health Management Association, Inc.	0.9
UPC Broadband Holding B.V.	0.9
Georgia-Pacific Corp.	0.8
Community Health Systems, Inc.	0.8
Rite Aid Corp.	0.8
Centennial Cellular Operating Co., LLC	0.7
Alltel Communications	0.7

[1]	Reflects the Trust’s investments as of 11/30/08. Holdings are shown as a percentage of the Trust’s total investments.
Top Five Industries2
By total investments

Healthcare	9.9%
Business Equipment and Services	7.3
Publishing	6.4
Leisure Goods/Activities/Movies	6.1
Cable and Satellite Television	6.0

[2]	Reflects the Trust’s investments as of 11/30/08. Industries are shown as a percentage of the Trust’s total investments.
Credit Quality Ratings for Total Loan Investments3
By total loan investments

Baa	1.3%
Ba	46.4
B	36.0
Caa	4.3
Non-Rated[4]	12.0

[3]	Credit Quality Ratings are those provided by Moody’s Investor Services, Inc., a nationally recognized bond rating service. Reflects the Trust’s total loan investments as of 11/30/08. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[4]	Certain loans in which the Trust invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.
Trust Performance 5
New York Stock Exchange Symbol

Average Annual Total Return (by share price, NYSE)	EFT

Six Months	-44.76%
One Year	-44.10
Life of Trust (6/29/04)	-11.16

Average Annual Total Return (at net asset value)

Six Months	-43.24%
One Year	-44.54
Life of Trust (6/29/04)	-9.12

[5]	Performance results reflect the effects of leverage.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Absent an expense waiver by the investment adviser, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 171.2%(1)
Principal
Amount*		Borrower/Tranche Description	Value

Aerospace and Defense — 3.7%

CACI International, Inc.
	2,113,556	Term Loan, 3.54%, Maturing May 3, 2011	$1,907,484
Colt Defense, LLC
	981,420	Term Loan, 6.10%, Maturing July 9, 2014	780,229
DAE Aviation Holdings, Inc.
	459,575	Term Loan, 6.28%, Maturing July 31, 2014	273,447
	454,194	Term Loan, 7.17%, Maturing July 31, 2014	270,245
Evergreen International Aviation
	1,468,273	Term Loan, 9.00%, Maturing October 31, 2011	954,377
Hawker Beechcraft Acquisition
	208,002	Term Loan, 5.76%, Maturing March 26, 2014	112,767
	3,551,294	Term Loan, 5.76%, Maturing March 26, 2014	1,925,309
Hexcel Corp.
	371,124	Term Loan, 5.39%, Maturing March 1, 2012	324,733
IAP Worldwide Services, Inc.
	970,694	Term Loan, 9.06%, Maturing December 30, 2012	611,537
Spirit AeroSystems, Inc.
	1,275,772	Term Loan, 6.50%, Maturing December 31, 2011	1,078,027
TransDigm, Inc.
	1,800,000	Term Loan, 5.21%, Maturing June 23, 2013	1,395,000
Vought Aircraft Industries, Inc.
	1,273,412	Term Loan, 3.94%, Maturing December 17, 2011	993,261
	748,238	Term Loan, 7.50%, Maturing December 22, 2011	594,849
Wesco Aircraft Hardware Corp.
	1,264,250	Term Loan, 3.69%, Maturing September 29, 2013	992,436

			$12,213,701

Air Transport — 0.7%

Delta Air Lines, Inc.
	1,333,125	Term Loan — Second Lien, 5.83%, Maturing April 30, 2014	$683,893
Northwest Airlines, Inc.
	2,100,786	DIP Loan, 3.54%, Maturing August 21, 2009	1,560,884

			$2,244,777

Automotive — 7.3%

Accuride Corp.
	1,797,212	Term Loan, 5.56%, Maturing January 31, 2012	$1,217,611
Adesa, Inc.
	4,402,722	Term Loan, 6.02%, Maturing October 18, 2013	2,689,328
Affina Group, Inc.
	1,210,323	Term Loan, 6.42%, Maturing November 30, 2011	756,452
Allison Transmission, Inc.
	4,236,339	Term Loan, 5.00%, Maturing September 30, 2014	2,590,220
AxleTech International Holding, Inc.
	1,950,000	Term Loan — Second Lien, 10.39%, Maturing April 21, 2013	1,530,750
Chrysler Financial
	3,184,449	Term Loan, 6.82%, Maturing August 1, 2014	1,740,833
CSA Acquisition Corp.
	259,203	Term Loan, 6.31%, Maturing December 23, 2011	120,530
	647,643	Term Loan, 6.31%, Maturing December 23, 2011	301,154
	486,250	Term Loan, 6.31%, Maturing December 23, 2012	218,812
Dayco Products, LLC
	1,920,501	Term Loan, 8.00%, Maturing June 21, 2011	585,753
Delphi Corp.
	138,644	DIP Loan, 8.50%, Maturing December 31, 2008	37,665
	1,361,357	DIP Loan, 8.50%, Maturing December 31, 2008	369,836
Federal-Mogul Corp.
	1,668,411	Term Loan, 3.91%, Maturing December 27, 2014	870,355
	2,286,664	Term Loan, 3.66%, Maturing December 27, 2015	1,192,877
Ford Motor Co.
	1,940,438	Term Loan, 4.43%, Maturing December 15, 2013	793,154
General Motors Corp.
	5,561,361	Term Loan, 5.80%, Maturing November 29, 2013	2,219,912
Goodyear Tire & Rubber Co.
	2,675,000	Term Loan — Second Lien, 3.15%, Maturing April 30, 2010	1,722,031
HLI Operating Co., Inc.
EUR	87,273	Term Loan, 4.32%, Maturing May 30, 2014	74,750
EUR	1,490,036	Term Loan, 6.42%, Maturing May 30, 2014	1,139,151
Keystone Automotive Operations, Inc.
	1,432,388	Term Loan, 5.35%, Maturing January 12, 2012	787,813
LKQ Corp.
	1,136,733	Term Loan, 3.66%, Maturing October 12, 2014	858,234
TriMas Corp.
	262,500	Term Loan, 4.88%, Maturing August 2, 2011	165,375
	2,109,674	Term Loan, 5.01%, Maturing August 2, 2013	1,329,095
United Components, Inc.
	1,180,271	Term Loan, 4.39%, Maturing June 30, 2010	861,598

			$24,173,289

Beverage and Tobacco — 0.4%

Culligan International Co.
EUR	1,075,000	Term Loan — Second Lien, 9.49%, Maturing May 31, 2013	$272,813
Southern Wine & Spirits of America, Inc.
	239,191	Term Loan, 5.26%, Maturing May 31, 2012	206,103

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Beverage and Tobacco (continued)

Van Houtte, Inc.
	871,183	Term Loan, 6.26%, Maturing July 11, 2014	607,650
	118,798	Term Loan, 6.26%, Maturing July 11, 2014	82,861

			$1,169,427

Building and Development — 4.6%

Beacon Sales Acquisition, Inc.
	1,249,500	Term Loan, 6.02%, Maturing September 30, 2013	$812,175
Brickman Group Holdings, Inc.
	780,557	Term Loan, 3.44%, Maturing January 23, 2014	480,042
Capital Automotive (REIT)
	1,372,138	Term Loan, 4.60%, Maturing December 16, 2010	628,439
Epco/Fantome, LLC
	1,564,000	Term Loan, 4.06%, Maturing November 23, 2010	1,470,160
Forestar USA Real Estate Group, Inc.
	1,700,000	Revolving Loan, 5.42%, Maturing December 1, 2010(2)	1,504,500
	1,700,000	Term Loan, 5.42%, Maturing December 1, 2010	1,504,500
Hovstone Holdings, LLC
	961,912	Term Loan, 6.09%, Maturing February 28, 2009	580,514
LNR Property Corp.
	1,430,000	Term Loan, 6.69%, Maturing July 3, 2011	718,575
Metroflag BP, LLC
	500,000	Term Loan — Second Lien, 12.00%, Maturing January 2, 2009	75,000
Mueller Water Products, Inc.
	1,421,690	Term Loan, 4.95%, Maturing May 24, 2014	1,037,834
NCI Building Systems, Inc.
	373,123	Term Loan, 4.12%, Maturing June 18, 2010	317,154
November 2005 Land Investors
	304,148	Term Loan, 5.44%, Maturing May 9, 2011	190,093
Panolam Industries Holdings, Inc.
	1,039,225	Term Loan, 6.51%, Maturing September 30, 2012	831,380
Re/Max International, Inc.
	785,111	Term Loan, 6.76%, Maturing December 17, 2012	553,503
	492,679	Term Loan, 10.76%, Maturing December 17, 2012	347,338
South Edge, LLC
	843,750	Term Loan, 6.25%, Maturing October 31, 2009(4)	126,562
TRU 2005 RE Holding Co.
	5,075,000	Term Loan, 5.85%, Maturing December 9, 2008	3,057,687
United Subcontractors, Inc.
	930,451	Term Loan — Second Lien, 12.42%, Maturing June 27, 2013(3)	353,571
Wintergames Acquisition ULC
	971,182	Term Loan, 8.94%, Maturing April 24, 2009	636,124

			$15,225,151

Business Equipment and Services — 13.1%

ACCO Brands Corp.
	1,063,950	Term Loan, 5.00%, Maturing August 17, 2012	$641,030
Activant Solutions, Inc.
	1,729,835	Term Loan, 6.07%, Maturing May 1, 2013	1,089,796
	955,890	Term Loan, 6.88%, Maturing May 1, 2013	602,211
Acxiom Corp.
	1,357,125	Term Loan, 4.94%, Maturing September 15, 2012	922,845
Affiliated Computer Services
	899,562	Term Loan, 3.44%, Maturing March 20, 2013	749,207
Affinion Group, Inc.
	2,619,470	Term Loan, 4.64%, Maturing October 17, 2012	1,920,944
Allied Barton Security Service
	1,100,000	Term Loan, 7.50%, Maturing February 21, 2015	973,500
Education Management, LLC
	3,851,494	Term Loan, 5.56%, Maturing June 1, 2013	2,592,537
Info USA, Inc.
	656,556	Term Loan, 5.77%, Maturing February 14, 2012	508,831
Intergraph Corp.
	1,000,000	Term Loan — Second Lien, 8.20%, Maturing November 29, 2014	782,500
iPayment, Inc.
	2,735,460	Term Loan, 5.12%, Maturing May 10, 2013	1,983,208
ista International GmbH
EUR	1,188,822	Term Loan, 7.12%, Maturing May 14, 2015	897,555
EUR	236,178	Term Loan, 7.12%, Maturing May 14, 2015	178,313
Kronos, Inc.
	1,225,446	Term Loan, 6.01%, Maturing June 11, 2014	821,049
Language Line, Inc.
	3,376,443	Term Loan, 7.02%, Maturing June 11, 2011	2,886,859
Mitchell International, Inc.
	992,443	Term Loan, 5.81%, Maturing March 28, 2014	791,474
	1,000,000	Term Loan — Second Lien, 9.06%, Maturing March 28, 2015	600,000
N.E.W. Holdings I, LLC
	2,586,654	Term Loan, 5.70%, Maturing May 22, 2014	1,849,458
Protection One, Inc.
	2,217,826	Term Loan, 3.69%, Maturing March 31, 2012	1,685,548
Quantum Corp.
	296,875	Term Loan, 7.26%, Maturing July 12, 2014	237,500
Quintiles Transnational Corp.
	1,875,000	Term Loan — Second Lien, 7.77%, Maturing March 31, 2014	1,218,750
Sabre, Inc.
	7,377,363	Term Loan, 5.25%, Maturing September 30, 2014	3,016,522
Serena Software, Inc.
	1,003,768	Term Loan, 5.00%, Maturing March 10, 2013	677,543
Sitel (Client Logic)
	1,957,921	Term Loan, 6.36%, Maturing January 29, 2014	1,174,753

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Solera Holdings, LLC
EUR	837,061	Term Loan, 6.70%, Maturing May 15, 2014	$796,610
SunGard Data Systems, Inc.
	8,629,333	Term Loan, 4.00%, Maturing February 11, 2013	6,122,779
TDS Investor Corp.
	994,962	Term Loan, 3.69%, Maturing August 23, 2013	513,649
	1,500,739	Term Loan, 6.01%, Maturing August 23, 2013	724,642
	301,124	Term Loan, 6.01%, Maturing August 23, 2013	145,400
EUR	1,054,228	Term Loan, 7.39%, Maturing August 23, 2013	827,708
Valassis Communications, Inc.
	340,774	Term Loan, 5.52%, Maturing March 2, 2014	201,909
	1,475,829	Term Loan, 5.52%, Maturing March 2, 2014	874,429
VWR International, Inc.
	1,825,000	Term Loan, 3.94%, Maturing June 28, 2013	1,209,062
WAM Acquisition, S.A.
EUR	276,689	Term Loan, 6.48%, Maturing May 4, 2014	168,451
EUR	167,556	Term Loan, 6.48%, Maturing May 4, 2014	102,010
EUR	276,689	Term Loan, 6.98%, Maturing May 4, 2015	168,451
EUR	167,556	Term Loan, 6.98%, Maturing May 4, 2015	102,010
West Corp.
	3,224,911	Term Loan, 4.21%, Maturing October 24, 2013	2,044,797

			$42,803,840

Cable and Satellite Television — 10.8%

Atlantic Broadband Finance, LLC
	3,910,458	Term Loan, 6.02%, Maturing February 10, 2011	$3,558,516
Bragg Communications, Inc.
	2,098,788	Term Loan, 5.31%, Maturing August 31, 2014	1,825,945
Bresnan Broadband Holdings, LLC
	550,000	Term Loan, 6.06%, Maturing March 29, 2014	419,833
	1,325,000	Term Loan — Second Lien, 7.60%, Maturing March 29, 2014	993,750
Cequel Communications, LLC
	1,491,171	Term Loan, 6.16%, Maturing November 5, 2013	1,007,783
Charter Communications Operating, Inc.
	2,197,501	Term Loan, 5.06%, Maturing April 28, 2013	1,492,011
CSC Holdings, Inc.
	3,856,133	Term Loan, 4.57%, Maturing March 29, 2013	3,220,943
CW Media Holdings, Inc.
	693,000	Term Loan, 7.01%, Maturing February 15, 2015	519,750
Foxco Acquisition Sub., LLC
	725,000	Term Loan, 7.25%, Maturing July 2, 2015	482,125
Insight Midwest Holdings, LLC
	3,999,375	Term Loan, 4.85%, Maturing April 6, 2014	3,156,651
Kabel BW GmbH and Co.
EUR	500,000	Term Loan, 6.45%, Maturing June 9, 2013	406,048
EUR	500,000	Term Loan, 6.95%, Maturing June 9, 2014	406,048
MCC Iowa, LLC
	1,012,500	Term Loan, 2.59%, Maturing March 31, 2010	888,469
Mediacom Broadband Group
	3,891,077	Term Loan, 2.84%, Maturing January 31, 2015	2,789,902
Mediacom Illinois, LLC
	4,026,408	Term Loan, 2.59%, Maturing January 31, 2015	2,805,065
NTL Investment Holdings, Ltd.
GBP	1,800,000	Term Loan, Maturing March 30, 2012(8)	2,092,223
GBP	515,211	Term Loan, 9.63%, Maturing March 30, 2012	598,853
GBP	261,972	Term Loan, 9.63%, Maturing March 30, 2012	304,502
Orion Cable GmbH
EUR	706,774	Term Loan, 7.69%, Maturing October 31, 2014	549,866
EUR	706,774	Term Loan, 8.41%, Maturing October 31, 2015	549,866
ProSiebenSat.1 Media AG
EUR	409,546	Term Loan, 7.53%, Maturing March 2, 2015	62,794
EUR	11,076	Term Loan, 5.95%, Maturing June 26, 2015	6,857
EUR	272,924	Term Loan, 5.95%, Maturing June 26, 2015	168,951
EUR	409,546	Term Loan, 7.78%, Maturing March 2, 2016	62,794
EUR	565,165	Term Loan — Second Lien, 8.90%, Maturing September 2, 2016	50,200
EUR	398,985	Term Loan, 12.15%, Maturing March 2, 2017	35,439
UPC Broadband Holding B.V.
EUR	4,500,000	Term Loan, 6.48%, Maturing October 16, 2011	3,871,534
	2,175,000	Term Loan, 4.60%, Maturing December 31, 2014	1,568,175
YPSO Holding SA
EUR	541,621	Term Loan, 5.89%, Maturing July 28, 2014	369,932
EUR	209,021	Term Loan, 5.89%, Maturing July 28, 2014	142,763
EUR	249,358	Term Loan, 5.89%, Maturing July 28, 2014	170,314
EUR	1,000,000	Term Loan, 6.14%, Maturing July 28, 2015	689,330

			$35,267,232

Chemicals and Plastics — 9.7%

Arizona Chemical, Inc.
	500,000	Term Loan — Second Lien, 6.94%, Maturing February 28, 2014	$281,250
Brenntag Holding GmbH and Co. KG
	432,000	Term Loan, 5.07%, Maturing December 23, 2013	313,200
	1,768,000	Term Loan, 5.07%, Maturing December 23, 2013	1,281,800
	1,600,000	Term Loan — Second Lien, 7.79%, Maturing December 23, 2015	1,024,000
Celanese Holdings, LLC
	4,629,500	Term Loan, 5.55%, Maturing April 2, 2014	3,564,715
Cognis GmbH
EUR	823,361	Term Loan, 6.96%, Maturing September 15, 2013	680,140
EUR	201,639	Term Loan, 6.96%, Maturing September 15, 2013	166,565
First Chemical Holding
EUR	965,273	Term Loan, 8.16%, Maturing December 18, 2014	812,473

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

Foamex, L.P.
	1,528,766	Term Loan, 7.72%, Maturing February 12, 2013	550,356
Georgia Gulf Corp.
	735,421	Term Loan, 6.03%, Maturing October 3, 2013	554,936
Hexion Specialty Chemicals, Inc.
	493,750	Term Loan, 6.06%, Maturing May 5, 2012	237,000
	1,051,915	Term Loan, 6.06%, Maturing May 5, 2013	573,294
	4,842,435	Term Loan, 6.19%, Maturing May 5, 2013	2,639,127
INEOS Group
EUR	750,000	Term Loan — Second Lien, 8.46%, Maturing December 14, 2012	256,952
	2,519,053	Term Loan, 5.95%, Maturing December 14, 2013	1,245,357
	2,423,038	Term Loan, 6.45%, Maturing December 14, 2014	1,223,634
Innophos, Inc.
	1,829,955	Term Loan, 6.76%, Maturing August 10, 2010	1,573,761
ISP Chemco, Inc.
	2,962,500	Term Loan, 3.41%, Maturing June 4, 2014	2,226,813
Kleopatra
	900,000	Term Loan, 6.82%, Maturing January 3, 2016	472,500
EUR	625,000	Term Loan, 7.88%, Maturing January 3, 2016	395,871
Kranton Polymers, LLC
	2,413,257	Term Loan, 5.31%, Maturing May 12, 2013	1,488,176
Lucite International Group Holdings
	651,418	Term Loan, 3.69%, Maturing July 7, 2013	559,405
	230,668	Term Loan, 3.69%, Maturing July 7, 2013	200,681
MacDermid, Inc.
	601,927	Term Loan, 5.76%, Maturing April 12, 2014	389,748
EUR	801,817	Term Loan, 7.39%, Maturing April 12, 2014	643,522
Millenium Inorganic Chemicals
	397,000	Term Loan, 6.01%, Maturing April 30, 2014	244,155
	1,075,000	Term Loan — Second Lien, 9.51%, Maturing October 31, 2014	483,750
Momentive Performance Material
	1,807,374	Term Loan, 3.69%, Maturing December 4, 2013	1,245,582
Propex Fabrics, Inc.
	983,333	Term Loan, 4.13%, Maturing January 23, 2009(2)	796,500
	881,154	Term Loan, 8.00%, Maturing July 31, 2012	242,317
Rockwood Specialties Group, Inc.
	4,248,375	Term Loan, 3.55%, Maturing December 10, 2012	3,448,266
Schoeller Arca Systems Holding
EUR	221,709	Term Loan, 8.40%, Maturing November 16, 2015	184,269
EUR	206,030	Term Loan, 8.40%, Maturing November 16, 2015	171,238
EUR	72,261	Term Loan, 8.40%, Maturing November 16, 2015	60,059
Solo Cup Co.
	1,695,742	Term Loan, 5.98%, Maturing February 27, 2011	1,403,934
Wellman, Inc.
	728,333	Term Loan, 6.74%, Maturing February 10, 2009(3)(4)	$345,230

			$31,980,576

Clothing/Textiles — 1.0%

Hanesbrands, Inc.
	1,394,643	Term Loan, 5.26%, Maturing September 5, 2013	$1,124,867
	950,000	Term Loan — Second Lien, 7.27%, Maturing March 5, 2014	737,834
St. John Knits International, Inc.
	594,167	Term Loan, 4.40%, Maturing March 23, 2012	430,771
The William Carter Co.
	1,059,633	Term Loan, 3.85%, Maturing July 14, 2012	895,390

			$3,188,862

Conglomerates — 5.1%

Amsted Industries, Inc.
	1,886,629	Term Loan, 6.56%, Maturing October 15, 2010	$1,273,474
Blount, Inc.
	276,658	Term Loan, 3.37%, Maturing August 9, 2010	239,309
Doncasters (Dunde HoldCo 4 Ltd.)
	473,032	Term Loan, 3.95%, Maturing July 13, 2015	335,064
	473,032	Term Loan, 4.45%, Maturing July 13, 2015	335,064
GBP	550,000	Term Loan — Second Lien, 8.01%, Maturing January 13, 2016	443,072
GenTek, Inc.
	559,130	Term Loan, 6.30%, Maturing February 25, 2011	493,432
Jarden Corp.
	2,386,077	Term Loan, 5.51%, Maturing January 24, 2012	1,887,387
	941,686	Term Loan, 5.51%, Maturing January 24, 2012	744,874
	992,464	Term Loan, 6.26%, Maturing January 24, 2012	799,429
Johnson Diversey, Inc.
	1,814,531	Term Loan, 5.19%, Maturing December 16, 2011	1,442,553
Polymer Group, Inc.
	2,575,053	Term Loan, 5.73%, Maturing November 22, 2012	1,969,916
RBS Global, Inc.
	343,875	Term Loan, 5.76%, Maturing July 19, 2013	268,222
	2,425,000	Term Loan, 6.02%, Maturing July 19, 2013	1,940,000
RGIS Holdings, LLC
	148,184	Term Loan, 3.94%, Maturing April 30, 2014	89,898
	2,963,679	Term Loan, 4.24%, Maturing April 30, 2014	1,797,966
The Manitowoc Company, Inc.
	1,400,000	Term Loan, 6.50%, Maturing August 21, 2014	1,010,800
US Investigations Services, Inc.
	1,573,596	Term Loan, 5.95%, Maturing February 21, 2015	1,073,979
Vertrue, Inc.
	940,500	Term Loan, 6.77%, Maturing August 16, 2014	705,375

			$16,849,814

Containers and Glass Products — 4.9%

Berry Plastics Corp.
	1,909,899	Term Loan, 4.18%, Maturing April 3, 2015	$1,281,223

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Containers and Glass Products (continued)

Consolidated Container Co.
	1,000,000	Term Loan — Second Lien, 7.48%, Maturing September 28, 2014	225,000
Crown Americas, Inc.
	679,000	Term Loan, 3.16%, Maturing November 15, 2012	585,637
Graham Packaging Holdings Co.
	5,146,568	Term Loan, 5.51%, Maturing October 7, 2011	3,957,346
Graphic Packaging International, Inc.
	2,568,225	Term Loan, 5.30%, Maturing May 16, 2014	1,924,564
	1,478,179	Term Loan, 6.78%, Maturing May 16, 2014	1,155,444
JSG Acquisitions
	2,055,000	Term Loan, 6.16%, Maturing December 31, 2013	1,318,626
	2,055,000	Term Loan, 6.41%, Maturing December 13, 2014	1,318,626
Owens-Brockway Glass Container
	1,723,500	Term Loan, 2.91%, Maturing June 14, 2013	1,393,881
Smurfit-Stone Container Corp.
	717,807	Term Loan, 3.83%, Maturing November 1, 2011	543,141
	1,566,747	Term Loan, 4.88%, Maturing November 1, 2011	1,181,915
	804,789	Term Loan, 4.90%, Maturing November 1, 2011	608,957
	690,806	Term Loan, 5.13%, Maturing November 1, 2011	521,127

			$16,015,487

Cosmetics/Toiletries — 0.9%

American Safety Razor Co.
	491,806	Term Loan, 5.65%, Maturing July 31, 2013	$390,986
	1,050,000	Term Loan — Second Lien, 7.69%, Maturing July 31, 2014	761,250
KIK Custom Products, Inc.
	1,075,000	Term Loan — Second Lien, 8.54%, Maturing November 30, 2014	302,792
Prestige Brands, Inc.
	1,829,198	Term Loan, 5.26%, Maturing April 7, 2011	1,481,650

			$2,936,678

Drugs — 1.5%

Graceway Pharmaceuticals, LLC
	937,783	Term Loan, 6.51%, Maturing May 3, 2012	$618,937
	1,000,000	Term Loan — Second Lien, 10.26%, Maturing May 3, 2013	370,000
	275,000	Term Loan, 12.01%, Maturing November 3, 2013	68,750
Pharmaceutical Holdings Corp.
	438,099	Term Loan, 4.69%, Maturing January 30, 2012	361,432
Stiefel Laboratories, Inc.
	713,546	Term Loan, 7.00%, Maturing December 28, 2013	556,566
	932,896	Term Loan, 7.00%, Maturing December 28, 2013	727,659
Warner Chilcott Corp.
	701,921	Term Loan, 5.76%, Maturing January 18, 2012	598,388
	1,870,743	Term Loan, 5.76%, Maturing January 18, 2012	1,594,809

			$4,896,541

Ecological Services and Equipment — 1.6%

Allied Waste Industries, Inc.
	872,180	Term Loan, 2.61%, Maturing January 15, 2012	$845,703
	623,389	Term Loan, 3.14%, Maturing January 15, 2012	604,465
Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 6.89%, Maturing April 1, 2015	988,156
Cory Environmental Holdings
GBP	500,000	Term Loan — Second Lien, 9.88%, Maturing September 30, 2014	514,041
Kemble Water Structure, Ltd.
GBP	1,500,000	Term Loan, 10.16%, Maturing October 13, 2013	1,559,385
Sensus Metering Systems, Inc.
	718,723	Term Loan, 4.36%, Maturing December 17, 2010	628,882

			$5,140,632

Electronics/Electrical — 4.8%

Aspect Software, Inc.
	1,255,000	Term Loan, 6.25%, Maturing July 11, 2011	$953,800
	2,000,000	Term Loan — Second Lien, 9.19%, Maturing July 11, 2013	1,100,000
FCI International S.A.S.
	241,266	Term Loan, 4.33%, Maturing November 1, 2013	188,791
	232,273	Term Loan, 4.33%, Maturing November 1, 2013	181,753
	232,273	Term Loan, 4.33%, Maturing November 1, 2013	181,753
	241,266	Term Loan, 4.33%, Maturing November 1, 2013	188,791
Freescale Semiconductor, Inc.
	940,750	Term Loan, 4.60%, Maturing December 1, 2013	549,457
Infor Enterprise Solutions Holdings
	1,492,443	Term Loan, 6.52%, Maturing July 28, 2012	828,306
	3,206,332	Term Loan, 7.52%, Maturing July 28, 2012	1,787,530
	1,672,870	Term Loan, 7.52%, Maturing July 28, 2012	932,625
	500,000	Term Loan — Second Lien, 9.26%, Maturing March 2, 2014	90,625
	183,333	Term Loan — Second Lien, 10.01%, Maturing March 2, 2014	33,229
	316,667	Term Loan — Second Lien, 10.01%, Maturing March 2, 2014	62,937
Network Solutions, LLC
	758,727	Term Loan, 5.11%, Maturing March 7, 2014	398,332
Open Solutions, Inc.
	2,934,479	Term Loan, 5.96%, Maturing January 23, 2014	1,027,068
Sensata Technologies Finance Co.
	3,825,021	Term Loan, 5.26%, Maturing April 27, 2013	2,258,675

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Electronics/Electrical (continued)

Spectrum Brands, Inc.
	64,767	Term Loan, 2.70%, Maturing March 30, 2013	39,249
	1,767,616	Term Loan, 6.39%, Maturing March 30, 2013	1,071,175
SS&C Technologies, Inc.
	772,840	Term Loan, 5.63%, Maturing November 23, 2012	575,766
VeriFone, Inc.
	786,250	Term Loan, 4.20%, Maturing October 31, 2013	668,312
Vertafore, Inc.
	2,957,132	Term Loan, 4.66%, Maturing January 31, 2012	2,232,635
	950,000	Term Loan — Second Lien, 8.16%, Maturing January 31, 2013	513,000

			$15,863,809

Equipment Leasing — 0.9%

AWAS Capital, Inc.
	2,020,230	Term Loan — Second Lien, 9.25%, Maturing March 22, 2013	$939,407
The Hertz Corp.
	444,444	Term Loan, 3.20%, Maturing December 21, 2012	296,543
	2,445,659	Term Loan, 3.35%, Maturing December 21, 2012	1,631,797

			$2,867,747

Farming/Agriculture — 0.3%

Central Garden & Pet Co.
	1,274,509	Term Loan, 2.92%, Maturing February 28, 2014	$857,107

			$857,107

Financial Intermediaries — 3.0%

Citco III, Ltd.
	3,190,118	Term Loan, 5.13%, Maturing June 30, 2014	$2,193,206
Grosvenor Capital Management
	1,496,683	Term Loan, 4.70%, Maturing December 5, 2013	898,010
INVESTools, Inc.
	426,667	Term Loan, 4.79%, Maturing August 13, 2012	358,400
Jupiter Asset Management Group
GBP	462,299	Term Loan, 5.86%, Maturing June 30, 2015	414,098
LPL Holdings, Inc.
	4,421,275	Term Loan, 5.51%, Maturing December 18, 2014	3,404,382
Nuveen Investments, Inc.
	1,741,250	Term Loan, 5.24%, Maturing November 2, 2014	824,605
Oxford Acquisition III, Ltd.
	902,907	Term Loan, 5.58%, Maturing May 24, 2014	487,570
RJO Holdings Corp. (RJ O’Brien)
	1,017,237	Term Loan, 4.96%, Maturing July 31, 2014(3)	732,411
Travelex America Holdings, Inc.
	375,000	Term Loan, 5.93%, Maturing October 31, 2013	241,250
	375,000	Term Loan, 6.43%, Maturing October 31, 2014	241,250

			$9,795,182

Food Products — 5.6%

Acosta, Inc.
	3,276,462	Term Loan, 5.37%, Maturing July 28, 2013	$2,268,950
Advantage Sales & Marketing, Inc.
	2,363,961	Term Loan, 4.89%, Maturing March 29, 2013	1,572,034
Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 5.85%, Maturing December 31, 2013	125,770
EUR	852,941	Term Loan, 6.44%, Maturing December 31, 2014	729,468
Dean Foods Co.
	4,784,693	Term Loan, 5.24%, Maturing April 2, 2014	3,877,310
Dole Food Company, Inc.
	321,508	Term Loan, 3.67%, Maturing April 12, 2013	230,682
	181,395	Term Loan, 4.69%, Maturing April 12, 2013	130,151
	1,197,844	Term Loan, 5.17%, Maturing April 12, 2013	859,453
Michael Foods, Inc.
	474,778	Term Loan, 3.99%, Maturing November 21, 2010	422,552
Pinnacle Foods Finance, LLC
	5,115,275	Term Loan, 6.42%, Maturing April 2, 2014	3,512,490
Provimi Group SA
	270,433	Term Loan, 3.68%, Maturing June 28, 2015	207,557
	219,753	Term Loan, 3.68%, Maturing June 28, 2015	168,660
EUR	489,842	Term Loan, 5.64%, Maturing June 28, 2015	477,047
EUR	284,233	Term Loan, 5.64%, Maturing June 28, 2015	276,810
EUR	470,091	Term Loan, 5.64%, Maturing June 28, 2015	457,813
EUR	640,786	Term Loan, 5.64%, Maturing June 28, 2015	624,050
EUR	29,018	Term Loan — Second Lien, 7.64%, Maturing June 28, 2015	24,854
	338,551	Term Loan — Second Lien, 2.99%, Maturing December 28, 2016(2)	228,522
EUR	836,935	Term Loan — Second Lien, 3.63%, Maturing December 28, 2016(2)	716,841
Reddy Ice Group, Inc.
	2,190,000	Term Loan, 6.50%, Maturing August 9, 2012	1,374,225

			$18,285,239

Food Service — 2.8%

AFC Enterprises, Inc.
	546,817	Term Loan, 6.06%, Maturing May 23, 2009	$426,517
Aramark Corp.
	58,703	Term Loan, 4.49%, Maturing January 26, 2014	47,021
	920,440	Term Loan, 5.64%, Maturing January 26, 2014	737,273
GBP	1,228,125	Term Loan, 8.38%, Maturing January 27, 2014	1,540,576

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Food Service (continued)

Buffets, Inc.
	1,108,550	DIP Loan, 12.25%, Maturing January 22, 2009	1,080,837
	503,308	Term Loan, 8.69%, Maturing January 22, 2009	156,026
	50,144	Term Loan, 8.69%, Maturing January 22, 2009	15,545
	155,610	Term Loan, 3.66%, Maturing May 1, 2013	49,536
	1,046,925	Term Loan, 8.69%, Maturing November 1, 2013	333,271
CBRL Group, Inc.
	1,938,556	Term Loan, 4.70%, Maturing April 27, 2013	1,360,221
Denny’s, Inc.
	135,667	Term Loan, 3.70%, Maturing March 31, 2012	101,072
	501,058	Term Loan, 4.40%, Maturing March 31, 2012	373,288
NPC International, Inc.
	412,656	Term Loan, 4.92%, Maturing May 3, 2013	284,733
OSI Restaurant Partners, LLC
	154,525	Term Loan, 2.64%, Maturing May 9, 2013	70,000
	1,881,599	Term Loan, 3.75%, Maturing May 9, 2014	852,364
QCE Finance, LLC
	1,225,559	Term Loan, 6.06%, Maturing May 5, 2013	697,343
	1,050,000	Term Loan — Second Lien, 9.51%, Maturing November 5, 2013	517,125
Sagittarius Restaurants, LLC
	381,335	Term Loan, 9.50%, Maturing March 29, 2013	138,234
Selecta
EUR	741,246	Term Loan — Second Lien, 9.12%, Maturing December 28, 2015	505,555

			$9,286,537

Food/Drug Retailers — 3.5%

General Nutrition Centers, Inc.
	2,755,930	Term Loan, 6.14%, Maturing September 16, 2013	$1,860,252
Iceland Foods Group, Ltd.
GBP	1,625,000	Term Loan, 5.12%, Maturing May 2, 2014	2,067,096
GBP	1,625,000	Term Loan, 6.12%, Maturing May 2, 2015	2,067,096
Pantry, Inc. (The)

	874,360	Term Loan, 3.19%, Maturing May 15, 2014	598,937
	251,715	Term Loan, 3.19%, Maturing May 15, 2014	172,424
Rite Aid Corp.
	5,273,500	Term Loan, 5.01%, Maturing June 1, 2014	3,625,531
	1,200,000	Term Loan, 6.00%, Maturing June 4, 2014	834,000
Roundy’s Supermarkets, Inc.
	334,191	Term Loan, 5.44%, Maturing November 3, 2011	$247,719

			$11,473,055

Forest Products — 2.6%

Appleton Papers, Inc.
	1,481,250	Term Loan, 5.28%, Maturing June 5, 2014	$1,114,641
Georgia-Pacific Corp.
	6,711,149	Term Loan, 4.18%, Maturing December 20, 2012	5,198,342
Newpage Corp.
	1,662,438	Term Loan, 7.00%, Maturing December 5, 2014	1,241,633
Xerium Technologies, Inc.
	1,323,101	Term Loan, 9.26%, Maturing May 18, 2012	959,248

			$8,513,864

Healthcare — 17.0%

Accellent, Inc.
	2,336,683	Term Loan, 4.69%, Maturing November 22, 2012	$1,565,578
Advanced Medical Optics, Inc.
	1,485,232	Term Loan, 4.76%, Maturing April 2, 2014	1,006,245
Alliance Imaging, Inc.
	456,772	Term Loan, 5.56%, Maturing December 29, 2011	381,404
American Medical Systems
	1,194,148	Term Loan, 3.69%, Maturing July 20, 2012	988,157
AMN Healthcare, Inc.
	310,112	Term Loan, 5.51%, Maturing November 2, 2011	266,697
Biomet, Inc.
	1,970,000	Term Loan, 6.76%, Maturing December 26, 2014	1,615,707
Bright Horizons Family Solutions, Inc.
	1,072,313	Term Loan, 7.50%, Maturing May 15, 2015	786,362
Capio AB
EUR	169,803	Term Loan, 7.16%, Maturing April 24, 2015	163,662
EUR	204,134	Term Loan, 7.16%, Maturing April 24, 2015	196,752
EUR	169,803	Term Loan, 7.29%, Maturing April 16, 2016	163,662
EUR	152,245	Term Loan, 7.29%, Maturing April 24, 2016	146,739
Cardinal Health 409, Inc.
	2,419,375	Term Loan, 6.01%, Maturing April 10, 2014	1,506,061
Carestream Health, Inc.
	3,517,376	Term Loan, 5.43%, Maturing April 30, 2013	2,324,985
	500,000	Term Loan — Second Lien, 7.97%, Maturing October 30, 2013	188,125
Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 3.94%, Maturing March 23, 2015	743,167
Community Health Systems, Inc.
	330,764	Term Loan, 0.00%, Maturing July 25, 2014(2)	244,249
	6,464,605	Term Loan, 4.39%, Maturing July 25, 2014	4,773,710
Concentra, Inc.
	700,000	Term Loan — Second Lien, 9.27%, Maturing June 25, 2015	262,500
ConMed Corp.
	515,333	Term Loan, 4.67%, Maturing April 13, 2013	391,653
Convatec Cidron Healthcare B
EUR	750,000	Term Loan, 9.39%, Maturing July 30, 2016	881,886
CRC Health Corp.
	539,000	Term Loan, 6.01%, Maturing February 6, 2013	338,222
	536,305	Term Loan, 6.01%, Maturing February 6, 2013	336,531

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Healthcare (continued)

Dako EQT Project Delphi
	500,000	Term Loan — Second Lien, 7.63%, Maturing December 12, 2016	175,000
DaVita, Inc.
	622,425	Term Loan, 4.63%, Maturing October 5, 2012	532,173
DJO Finance, LLC
	893,250	Term Loan, 5.49%, Maturing May 15, 2014	685,569
Fenwal, Inc.
	500,000	Term Loan — Second Lien, 7.45%, Maturing August 28, 2014	225,000
Fresenius Medical Care Holdings
	2,873,814	Term Loan, 4.91%, Maturing March 31, 2013	2,397,839
Hanger Orthopedic Group, Inc.
	800,128	Term Loan, 3.44%, Maturing May 30, 2013	642,103
HCA, Inc.
	6,868,750	Term Loan, 6.01%, Maturing November 18, 2013	5,166,591
Health Management Association, Inc.
	8,429,055	Term Loan, 5.51%, Maturing February 28, 2014	5,731,757
HealthSouth Corp.
	2,967,235	Term Loan, 4.27%, Maturing March 10, 2013	2,357,302
Iasis Healthcare, LLC
	154,022	Term Loan, 3.90%, Maturing March 14, 2014	116,768
	576,139	Term Loan, 5.12%, Maturing March 14, 2014	436,786
	1,665,038	Term Loan, 5.12%, Maturing March 14, 2014	1,262,307
Ikaria Acquisition, Inc.
	592,495	Term Loan, 5.67%, Maturing March 28, 2013	444,372
IM U.S. Holdings, LLC
	992,462	Term Loan, 4.80%, Maturing June 26, 2014	709,611
	700,000	Term Loan — Second Lien, 7.25%, Maturing June 26, 2015	476,000
Invacare Corp.
	724,500	Term Loan, 5.23%, Maturing February 12, 2013	619,447
inVentiv Health, Inc.
	933,271	Term Loan, 5.52%, Maturing July 6, 2014	739,617
Leiner Health Products, Inc.
	86,243	Term Loan, 8.75%, Maturing May 27, 2011(3)(4)	81,931
LifePoint Hospitals, Inc.
	2,296,933	Term Loan, 3.82%, Maturing April 15, 2012	1,920,236
MultiPlan Merger Corp.
	1,609,966	Term Loan, 4.00%, Maturing April 12, 2013	1,191,375
	1,145,509	Term Loan, 4.00%, Maturing April 12, 2013	847,677
Mylan, Inc.
	645,125	Term Loan, 6.90%, Maturing October 2, 2014	522,282
National Mentor Holdings, Inc.
	68,600	Term Loan, 2.44%, Maturing June 29, 2013	57,967
	1,130,381	Term Loan, 5.77%, Maturing June 29, 2013	955,172
National Rental Institutes, Inc.
	906,199	Term Loan, 6.06%, Maturing March 31, 2013	566,374
Nyco Holdings
EUR	484,850	Term Loan, 7.42%, Maturing December 29, 2014	356,318
EUR	484,850	Term Loan, 8.17%, Maturing December 29, 2015	356,318
Physiotherapy Associates, Inc.
	843,129	Term Loan, 8.50%, Maturing June 27, 2013	495,338
RadNet Management, Inc.
	614,066	Term Loan, 7.06%, Maturing November 15, 2012	475,901

	650,000	Term Loan — Second Lien, 11.81%, Maturing November 15, 2013	406,250
ReAble Therapeutics Finance, LLC
	2,758,060	Term Loan, 5.76%, Maturing November 16, 2013	1,999,594
Renal Advantage, Inc.
	934	Term Loan, 5.32%, Maturing October 5, 2012	654
Select Medical Holdings Corp.
	2,281,037	Term Loan, 4.15%, Maturing February 24, 2012	1,714,580
Sunrise Medical Holdings, Inc.
	429,058	Term Loan, 5.76%, Maturing May 13, 2010	307,806
Vanguard Health Holding Co., LLC
	1,324,305	Term Loan, 5.04%, Maturing September 23, 2011	1,095,863
Viant Holdings, Inc.
	592,500	Term Loan, 6.02%, Maturing June 25, 2014	322,912

			$55,664,844

Home Furnishings — 1.6%

Hunter Fan Co.
	484,111	Term Loan, 4.74%, Maturing April 16, 2014	$271,102
Interline Brands, Inc.
	1,091,188	Term Loan, 2.90%, Maturing June 23, 2013	717,456

	755,652	Term Loan, 2.90%, Maturing June 23, 2013	496,841
National Bedding Co., LLC
	1,483,674	Term Loan, 4.93%, Maturing August 31, 2011	870,423

	2,050,000	Term Loan — Second Lien, 8.00%, Maturing August 31, 2012	927,625
Simmons Co.
	3,107,786	Term Loan, 5.50%, Maturing December 19, 2011	$2,004,522
	1,000,000	Term Loan, 8.35%, Maturing February 15, 2012	40,000

			$5,327,969

Industrial Equipment — 4.2%

Brand Energy and Infrastructure Services, Inc.
	891,000	Term Loan, 6.96%, Maturing February 7, 2014	$686,070
CEVA Group PLC U.S.
	1,170,707	Term Loan, 5.03%, Maturing January 4, 2014	747,301

	2,258,500	Term Loan, 5.05%, Maturing January 4, 2014	1,441,675

	846,843	Term Loan, 6.76%, Maturing January 4, 2014	540,568
EPD Holdings (Goodyear Engineering Products)
	151,977	Term Loan, 4.46%, Maturing July 13, 2014	94,985

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*	Borrower/Tranche Description	Value

Industrial Equipment (continued)

1,061,156	Term Loan, 4.46%, Maturing July 13, 2014	663,223

850,000	Term Loan — Second Lien, 8.75%, Maturing July 13, 2015	417,563
FR Brand Acquisition Corp.
738,750	Term Loan, 5.96%, Maturing February 7, 2014	513,431
Generac Acquisition Corp.
1,909,161	Term Loan, 6.65%, Maturing November 7, 2013	1,172,225

500,000	Term Loan — Second Lien, 10.15%, Maturing April 7, 2014	175,000
Gleason Corp.
145,941	Term Loan, 5.09%, Maturing June 30, 2013	113,105

633,988	Term Loan, 5.09%, Maturing June 30, 2013	491,341
Jason, Inc.
485,294	Term Loan, 5.50%, Maturing April 30, 2010	376,103
John Maneely Co.
3,014,317	Term Loan, 7.63%, Maturing December 8, 2013	1,956,292
KION Group GmbH
250,000	Term Loan, 3.43%, Maturing December 23, 2014	139,250

250,000	Term Loan, 3.93%, Maturing December 23, 2015	139,250
Polypore, Inc.
3,838,229	Term Loan, 5.14%, Maturing July 3, 2014	2,590,805
Sequa Corp.
795,043	Term Loan, 6.35%, Maturing November 30, 2014	556,530
TFS Acquisition Corp.
1,960,000	Term Loan, 7.26%, Maturing August 11, 2013	1,029,000

		$13,843,717

Insurance — 3.7%

Alliant Holdings I, Inc.
846,250	Term Loan, 6.76%, Maturing August 21, 2014	$550,063
AmWINS Group, Inc.
994,962	Term Loan, 4.36%, Maturing June 8, 2013	$646,725

500,000	Term Loan — Second Lien, 6.93%, Maturing June 8, 2014	275,000
Applied Systems, Inc.
1,422,955	Term Loan, 6.23%, Maturing September 26, 2013	1,173,938
CCC Information Services Group, Inc.
1,640,954	Term Loan, 6.02%, Maturing February 10, 2013	1,271,739
Conseco, Inc.
3,852,694	Term Loan, 3.77%, Maturing October 10, 2013	2,533,147
Crawford & Company
1,352,929	Term Loan, 6.52%, Maturing October 31, 2013	1,149,989
Crump Group, Inc.
1,092,425	Term Loan, 4.44%, Maturing August 4, 2014	764,697
Getty Images, Inc.
1,300,000	Term Loan, 8.05%, Maturing July 2, 2015	1,122,875
Hub International Holdings, Inc.
439,482	Term Loan, 6.26%, Maturing June 13, 2014	273,577

1,955,832	Term Loan, 6.26%, Maturing June 13, 2014	1,217,505
U.S.I. Holdings Corp.
1,900,937	Term Loan, 6.52%, Maturing May 4, 2014	1,083,534

		$12,062,789

Leisure Goods/Activities/Movies — 10.9%

24 Hour Fitness Worldwide, Inc.
826,009	Term Loan, 5.36%, Maturing June 8, 2012	$541,036
AMC Entertainment, Inc.
3,037,135	Term Loan, 3.16%, Maturing January 26, 2013	2,349,224
AMF Bowling Worldwide, Inc.
1,200,000	Term Loan — Second Lien, 9.07%, Maturing December 8, 2013	240,000
Bombardier Recreational Products
2,027,848	Term Loan, 6.08%, Maturing June 28, 2013	1,333,310
Butterfly Wendel US, Inc.
311,780	Term Loan, 5.63%, Maturing June 22, 2013	227,599

311,880	Term Loan, 5.38%, Maturing June 22, 2014	227,673
Carmike Cinemas, Inc.
1,581,902	Term Loan, 6.47%, Maturing May 19, 2012	1,182,472
Cedar Fair, L.P.
2,305,912	Term Loan, 3.44%, Maturing August 30, 2012	1,600,303
Cinemark, Inc.
3,993,500	Term Loan, 3.66%, Maturing October 5, 2013	3,063,586
Deluxe Entertainment Services
62,008	Term Loan, 6.01%, Maturing January 28, 2011	37,205

1,187,655	Term Loan, 5.34%, Maturing January 28, 2011	712,593

114,510	Term Loan, 6.01%, Maturing January 28, 2011	68,706
Easton-Bell Sports, Inc.
1,346,151	Term Loan, 5.29%, Maturing March 16, 2012	$969,229
Fender Musical Instruments Corp.
660,535	Term Loan, 5.17%, Maturing June 9, 2014	412,834

333,612	Term Loan, 6.02%, Maturing June 9, 2014	208,508
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
10,000	DIP Loan, 18.50%, Maturing October 31, 2008(2)(3)	10,000
Mega Blocks, Inc.
1,765,687	Term Loan, 8.75%, Maturing July 26, 2012	534,120
Metro-Goldwyn-Mayer Holdings, Inc.
8,736,540	Term Loan, 7.01%, Maturing April 8, 2012	4,046,888
National CineMedia, LLC
2,850,000	Term Loan, 4.57%, Maturing February 13, 2015	1,860,642
Regal Cinemas Corp.
5,404,924	Term Loan, 5.51%, Maturing November 10, 2010	4,098,732

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*	Borrower/Tranche Description	Value

Leisure Goods/Activities/Movies (continued)

Revolution Studios Distribution Co., LLC
1,165,186	Term Loan, 5.19%, Maturing December 21, 2014	803,978

900,000	Term Loan, 8.44%, Maturing June 21, 2015	292,500
Six Flags Theme Parks, Inc.
2,456,250	Term Loan, 4.34%, Maturing April 30, 2015	1,532,086
Southwest Sports Group, LLC
2,000,000	Term Loan, 6.31%, Maturing December 22, 2010	1,550,000
Ticketmaster
1,950,000	Term Loan, 6.64%, Maturing July 22, 2014	1,560,000
Universal City Development Partners, Ltd.
1,924,945	Term Loan, 6.45%, Maturing June 9, 2011	1,645,828
WMG Acquisition Corp.
5,226,360	Term Loan, 4.39%, Maturing February 28, 2011	4,146,244
Zuffa, LLC
987,500	Term Loan, 3.44%, Maturing June 20, 2016	622,125

		$35,877,421

Lodging and Casinos — 3.6%

Ameristar Casinos, Inc.
1,191,313	Term Loan, 5.77%, Maturing November 10, 2012	$762,440
Harrah’s Operating Co.
995,000	Term Loan, 5.85%, Maturing January 28, 2015	586,740
Isle of Capri Casinos, Inc.
1,466,728	Term Loan, 5.51%, Maturing November 30, 2013	932,594

442,246	Term Loan, 5.51%, Maturing November 30, 2013	281,195

586,692	Term Loan, 5.51%, Maturing November 30, 2013	373,038
LodgeNet Entertainment Corp.
2,853,861	Term Loan, 5.77%, Maturing April 4, 2014	1,526,815
New World Gaming Partners, Ltd.
1,116,563	Term Loan, 6.26%, Maturing June 30, 2014	523,389

225,000	Term Loan, 6.55%, Maturing June 30, 2014	105,469
Penn National Gaming, Inc.
4,056,750	Term Loan, 4.04%, Maturing October 3, 2012	$3,350,624
Venetian Casino Resort/Las Vegas Sands, Inc.
957,600	Term Loan, 5.52%, Maturing May 14, 2014	477,736
3,792,000	Term Loan, 5.52%, Maturing May 23, 2014	1,891,787
VML US Finance, LLC
225,402	Term Loan, 6.02%, Maturing May 25, 2012	129,913

524,598	Term Loan, 6.02%, Maturing May 25, 2013	302,360
Wimar OpCo, LLC
1,954,381	Term Loan, 7.25%, Maturing January 3, 2012	568,725

		$11,812,825

Nonferrous Metals/Minerals — 1.9%

Alpha Natural Resources, LLC
909,188	Term Loan, 5.56%, Maturing October 26, 2012	$768,263
Euramax International, Inc.
649,548	Term Loan, 7.50%, Maturing June 28, 2012	316,655

501,316	Term Loan — Second Lien, 11.75%, Maturing June 28, 2013	187,993

248,684	Term Loan — Second Lien, 11.75%, Maturing June 28, 2013	93,257
Murray Energy Corp.
943,250	Term Loan, 6.94%, Maturing January 28, 2010	820,628
Noranda Aluminum Acquisition
1,341,618	Term Loan, 4.24%, Maturing May 18, 2014	811,679
Novelis, Inc.
702,051	Term Loan, 5.77%, Maturing June 28, 2014	445,802

1,544,512	Term Loan, 5.77%, Maturing June 28, 2014	980,765
Oxbow Carbon and Mineral Holdings
226,753	Term Loan, 5.76%, Maturing May 8, 2014	159,105
2,532,830	Term Loan, 5.76%, Maturing May 8, 2014	1,777,203

		$6,361,350

Oil and Gas — 2.8%

Atlas Pipeline Partners, L.P.
1,700,000	Term Loan, 3.94%, Maturing July 20, 2014	$1,334,500
Big West Oil, LLC
453,750	Term Loan, 5.25%, Maturing May 1, 2014	272,250

360,938	Term Loan, 5.25%, Maturing May 1, 2014	216,563
Dresser, Inc.
1,577,187	Term Loan, 4.45%, Maturing May 4, 2014	1,094,174

1,000,000	Term Loan — Second Lien, 7.99%, Maturing May 4, 2015	593,750
Dynegy Holdings, Inc.
2,310,134	Term Loan, 2.94%, Maturing April 2, 2013	1,727,788

188,344	Term Loan, 2.94%, Maturing April 2, 2013	$140,866
Enterprise GP Holdings, L.P.
1,325,000	Term Loan, 5.64%, Maturing October 31, 2014	1,096,438
Niska Gas Storage
58,471	Term Loan, 4.84%, Maturing May 13, 2011	46,338

82,341	Term Loan, 4.84%, Maturing May 13, 2011	65,255

121,556	Term Loan, 4.85%, Maturing May 13, 2011	96,333

752,710	Term Loan, 4.85%, Maturing May 12, 2013	596,523
Targa Resources, Inc.
1,410,000	Term Loan, 5.76%, Maturing October 31, 2012	1,028,125
1,065,308	Term Loan, 5.97%, Maturing October 31, 2012	776,788

		$9,085,691

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Publishing — 11.5%

American Media Operations, Inc.
	1,953,871	Term Loan, 7.56%, Maturing January 31, 2013	$1,162,553
Aster Zweite Beteiligungs GmbH
	850,000	Term Loan, 6.13%, Maturing September 27, 2013	401,625
CanWest MediaWorks, Ltd.
	886,500	Term Loan, 4.20%, Maturing July 10, 2014	523,035
Dex Media West, LLC
	2,490,000	Term Loan, 7.54%, Maturing October 24, 2014	1,269,900
GateHouse Media Operating, Inc.
	1,525,000	Term Loan, 4.20%, Maturing August 28, 2014	388,875

	650,000	Term Loan, 4.94%, Maturing August 28, 2014	165,750

	750,000	Term Loan, 5.07%, Maturing August 28, 2014	191,250
Idearc, Inc.
	11,036,285	Term Loan, 5.67%, Maturing November 17, 2014	3,712,926
Laureate Education, Inc.
	505,875	Term Loan, 4.65%, Maturing August 17, 2014	326,289

	3,380,510	Term Loan, 4.65%, Maturing August 17, 2014	2,180,429
Local Insight Regatta Holdings, Inc.
	1,870,313	Term Loan, 7.77%, Maturing April 23, 2015	1,424,555
MediaNews Group, Inc.
	1,136,802	Term Loan, 5.82%, Maturing August 25, 2010	554,191

	777,090	Term Loan, 7.07%, Maturing August 2, 2013	365,232
Mediannuaire Holding
EUR	500,000	Term Loan, 5.45%, Maturing October 24, 2013	369,567

EUR	704,593	Term Loan, 6.20%, Maturing October 10, 2014	366,564

EUR	704,593	Term Loan, 6.70%, Maturing October 10, 2015	366,564
Merrill Communications, LLC
	5,331,173	Term Loan, 4.72%, Maturing February 9, 2009	3,411,951
Nebraska Book Co., Inc.
	1,414,770	Term Loan, 6.38%, Maturing March 4, 2011	848,862
Nelson Education, Ltd.
	495,000	Term Loan, 6.26%, Maturing July 5, 2014	$358,875
Nielsen Finance, LLC
	5,520,990	Term Loan, 4.23%, Maturing August 9, 2013	3,707,693
Philadelphia Newspapers, LLC
	778,884	Term Loan, 6.75%, Maturing June 29, 2013	218,088
R.H. Donnelley Corp.
	6,672,158	Term Loan, 6.86%, Maturing June 30, 2010	4,092,255
Reader’s Digest Association, Inc. (The)
	4,580,250	Term Loan, 4.47%, Maturing March 2, 2014	1,717,594
SGS International, Inc.
	701,455	Term Loan, 6.27%, Maturing December 30, 2011	487,511
Source Interlink Companies, Inc.
	1,989,924	Term Loan, 5.45%, Maturing August 1, 2014	1,283,501
Source Media, Inc.
	1,195,304	Term Loan, 8.77%, Maturing November 8, 2011	657,417
Trader Media Corp.
GBP	2,528,500	Term Loan, 8.26%, Maturing March 23, 2015	1,447,672
Tribune Co.
	2,479,203	Term Loan, 7.08%, Maturing May 17, 2009	1,038,166

	1,989,950	Term Loan, 6.00%, Maturing May 17, 2014	419,879

	2,256,326	Term Loan, 6.00%, Maturing May 17, 2014	656,214
Xsys, Inc.
	1,988,834	Term Loan, 6.13%, Maturing September 27, 2013	939,724

	2,031,126	Term Loan, 6.13%, Maturing September 27, 2014	959,707
Yell Group, PLC
	2,900,000	Term Loan, 4.43%, Maturing February 10, 2013	1,660,250

			$37,674,664

Radio and Television — 7.2%

Block Communications, Inc.
	923,875	Term Loan, 5.27%, Maturing December 22, 2011	$706,764
Cequel Communications, LLC
	1,800,000	Term Loan — Second Lien, 7.69%, Maturing May 5, 2014	1,017,000

	4,190,328	Term Loan — Second Lien, 9.13%, Maturing May 5, 2014	2,309,918
Citadel Broadcasting Corp.
	1,000,000	Term Loan, 5.02%, Maturing June 12, 2014	390,000
CMP KC, LLC
	966,188	Term Loan, 7.34%, Maturing May 5, 2013	556,621
CMP Susquehanna Corp.
	2,475,412	Term Loan, 3.64%, Maturing May 5, 2013	798,320
Emmis Operating Co.
	858,748	Term Loan, 4.90%, Maturing November 2, 2013	429,374
Gray Television, Inc.
	1,251,291	Term Loan, 4.78%, Maturing January 19, 2015	553,696
HIT Entertainment, Inc.
	969,945	Term Loan, 4.71%, Maturing March 20, 2012	$504,371
NEP II, Inc.
	689,494	Term Loan, 6.01%, Maturing February 16, 2014	482,645
Nexstar Broadcasting, Inc.
	1,981,915	Term Loan, 5.51%, Maturing October 1, 2012	1,189,149

	1,875,519	Term Loan, 5.51%, Maturing October 1, 2012	1,125,311
NextMedia Operating, Inc.
	162,260	Term Loan, 5.44%, Maturing November 15, 2012	94,516

	72,114	Term Loan, 5.45%, Maturing November 15, 2012	42,007
PanAmSat Corp.
	1,561,091	Term Loan, 6.65%, Maturing January 3, 2014	1,211,797

	1,560,619	Term Loan, 6.65%, Maturing January 3, 2014	1,211,431

	1,560,619	Term Loan, 6.65%, Maturing January 3, 2014	1,211,431

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Radio and Television (continued)

Paxson Communications Corp.
	2,775,000	Term Loan, 8.00%, Maturing January 15, 2012	1,248,750
Raycom TV Broadcasting, LLC
	1,125,000	Term Loan, 3.88%, Maturing June 25, 2014	928,125
SFX Entertainment
	1,195,067	Term Loan, 7.02%, Maturing June 21, 2013	962,029
Sirius Satellite Radio, Inc.
	495,000	Term Loan, 5.43%, Maturing December 19, 2012	304,425
Spanish Broadcasting System, Inc.
	972,292	Term Loan, 5.52%, Maturing June 10, 2012	371,902
Tyrol Acquisition 2 SAS
EUR	875,000	Term Loan, 5.39%, Maturing January 19, 2015	673,859

EUR	875,000	Term Loan, 7.40%, Maturing January 19, 2016	673,859
Univision Communications, Inc.
	4,332,413	Term Loan — Second Lien, 3.94%, Maturing March 29, 2009	3,574,240
Young Broadcasting, Inc.
	975,000	Term Loan, 5.26%, Maturing November 3, 2012	546,975
	788,513	Term Loan, 5.25%, Maturing November 3, 2012	442,356

			$23,560,871

Rail Industries — 1.0%

Kansas City Southern Railway Co.
	2,199,375	Term Loan, 4.95%, Maturing April 26, 2013	$1,821,815
Rail America, Inc.
	104,880	Term Loan, 7.88%, Maturing August 14, 2009	87,575
	1,620,120	Term Loan, 7.88%, Maturing August 13, 2010	1,352,800

			$3,262,190

Retailers (Except Food and Drug) — 4.6%

American Achievement Corp.
	1,126,602	Term Loan, 5.07%, Maturing March 25, 2011	$1,002,675
Amscan Holdings, Inc.
	566,375	Term Loan, 4.81%, Maturing May 25, 2013	417,702
Claire’s Stores, Inc.
	395,000	Term Loan, 4.89%, Maturing May 24, 2014	167,505
Cumberland Farms, Inc.
	1,706,889	Term Loan, 5.18%, Maturing September 29, 2013	1,425,252
Educate, Inc.
	500,000	Term Loan — Second Lien, 6.01%, Maturing June 14, 2014	262,500
FTD, Inc.
	1,625,000	Term Loan, 7.52%, Maturing July 31, 2014	1,446,250
Harbor Freight Tools USA, Inc.
	1,807,309	Term Loan, 9.75%, Maturing July 15, 2010	1,084,386
Josten’s Corp.
	2,102,724	Term Loan, 5.17%, Maturing October 4, 2011	1,634,868
Mapco Express, Inc.
	538,436	Term Loan, 3.94%, Maturing April 28, 2011	282,679
Orbitz Worldwide, Inc.
	2,296,825	Term Loan, 5.74%, Maturing July 25, 2014	1,025,916
Oriental Trading Co., Inc.
	1,225,000	Term Loan — Second Lien, 7.44%, Maturing January 31, 2013	500,208

	1,763,253	Term Loan, 4.67%, Maturing July 31, 2013	1,010,931
Rent-A-Center, Inc.
	751,732	Term Loan, 3.78%, Maturing November 15, 2012	575,075
Rover Acquisition Corp.
	2,407,125	Term Loan, 5.53%, Maturing October 26, 2013	1,641,659
Savers, Inc.
	380,558	Term Loan, 5.75%, Maturing August 11, 2012	304,447

	416,328	Term Loan, 5.75%, Maturing August 11, 2012	333,062
The Yankee Candle Company, Inc.
	2,269,495	Term Loan, 5.73%, Maturing February 6, 2014	1,242,549
Vivarte
EUR	750,000	Term Loan, 6.25%, Maturing May 29, 2015	407,390
EUR	750,000	Term Loan, 6.75%, Maturing May 29, 2016	407,390

			$15,172,444

Steel — 0.4%

Algoma Acquisition Corp.
	1,078,789	Term Loan, 5.35%, Maturing June 20, 2013	$809,092
Niagara Corp.
	1,135,625	Term Loan, 6.40%, Maturing June 29, 2014	624,594

			$1,433,686

Surface Transport — 0.7%

Gainey Corp.
	1,288,011	Term Loan, 7.00%, Maturing April 20, 2012(4)	$161,001
Oshkosh Truck Corp.
	1,913,500	Term Loan, 4.20%, Maturing December 6, 2013	1,224,640
Ozburn-Hessey Holding Co., LLC
	484,666	Term Loan, 6.61%, Maturing August 9, 2012	375,616
Swift Transportation Co., Inc.
	1,115,116	Term Loan, 6.36%, Maturing May 10, 2014	505,519

			$2,266,776

Telecommunications — 7.1%

Alaska Communications Systems Holdings, Inc.
	1,099,807	Term Loan, 5.51%, Maturing February 1, 2012	$868,298

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Telecommunications (continued)

Alltell Communication
	1,488,722	Term Loan, 5.32%, Maturing May 16, 2014	1,417,801

	3,227,450	Term Loan, 4.12%, Maturing May 16, 2015	3,093,310
Asurion Corp.
	3,175,000	Term Loan, 5.31%, Maturing July 13, 2012	2,166,938

	1,000,000	Term Loan — Second Lien, 8.06%, Maturing January 13, 2013	627,500
Centennial Cellular Operating Co., LLC
	4,594,820	Term Loan, 5.39%, Maturing February 9, 2011	4,358,513
CommScope, Inc.
	3,270,954	Term Loan, 5.88%, Maturing November 19, 2014	2,436,861
FairPoint Communications, Inc.
	2,725,000	Term Loan, 5.75%, Maturing March 31, 2015	1,741,275
Intelsat Subsidiary Holding Co.
	1,078,000	Term Loan, 6.65%, Maturing July 3, 2013	894,740
IPC Systems, Inc.
	1,111,967	Term Loan, 6.01%, Maturing May 31, 2014	569,883

	500,000	Term Loan — Second Lien, 9.01%, Maturing May 31, 2015	150,000
Macquarie UK Broadcast Ventures, Ltd.
GBP	827,948	Term Loan, 5.27%, Maturing December 26, 2014	989,359
NTelos, Inc.
	1,291,458	Term Loan, 3.69%, Maturing August 24, 2011	1,102,583
Palm, Inc.
	915,750	Term Loan, 7.27%, Maturing April 24, 2014	473,901
Stratos Global Corp.
	1,104,500	Term Loan, 6.26%, Maturing February 13, 2012	900,168
Trilogy International Partners
	950,000	Term Loan, 7.26%, Maturing June 29, 2012	403,750
Windstream Corp.
	1,394,326	Term Loan, 6.05%, Maturing July 17, 2013	1,167,748

			$23,362,628

Utilities — 4.2%

AEI Finance Holding, LLC
	301,657	Revolving Loan, 6.76%, Maturing March 30, 2012	$193,061

	2,175,381	Term Loan, 6.76%, Maturing March 30, 2014	1,261,721
Astoria Generating Co.
	1,000,000	Term Loan — Second Lien, 6.96%, Maturing August 23, 2013	711,667
BRSP, LLC
	1,902,915	Term Loan, 5.86%, Maturing July 13, 2009	1,234,992
Covanta Energy Corp.
	626,804	Term Loan, 3.95%, Maturing February 9, 2014	512,935

	1,254,098	Term Loan, 4.41%, Maturing February 9, 2014	1,026,270
Electricinvest Holding Co.
EUR	476,616	Term Loan, 7.93%, Maturing October 24, 2012	471,727

GBP	480,000	Term Loan, 7.69%, Maturing October 24, 2012	575,112
NRG Energy, Inc.
	2,118,560	Term Loan, 5.26%, Maturing June 1, 2014	1,774,294

	4,296,134	Term Loan, 5.26%, Maturing June 1, 2014	3,598,012
Pike Electric, Inc.
	1,136,438	Term Loan, 2.94%, Maturing July 1, 2012	1,034,159

	308,512	Term Loan, 3.00%, Maturing December 10, 2012	280,746
TXU Texas Competitive Electric Holdings Co., LLC
	479,975	Term Loan, 5.28%, Maturing October 10, 2014	326,683
	1,373,462	Term Loan, 5.55%, Maturing October 10, 2014	936,530

			$13,937,909

Total Senior Floating-Rate Interests
(identified cost $856,643,703)			$561,756,321

Corporate Bonds & Notes — 12.1%
Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

Alion Science and Technologies Corp.
	155	10.25%, 2/1/15	$86,025
Bombardier, Inc.
	145	8.00%, 11/15/14(5)	122,525
DRS Technologies, Inc., Sr. Sub. Notes
	90	7.625%, 2/1/18	89,775
Hawker Beechcraft Acquisition
	165	9.75%, 4/1/17	54,450
Vought Aircraft Industries, Inc., Sr. Notes
	95	8.00%, 7/15/11	$66,025

			$418,800

Automotive — 0.3%

Allison Transmission, Inc.
	130	11.00%, 11/1/15(5)	$64,350
Altra Industrial Motion, Inc.
	375	9.00%, 12/1/11	339,375
American Axle & Manufacturing, Inc.
	150	7.875%, 3/1/17	38,250
Commercial Vehicle Group, Inc., Sr. Notes
	110	8.00%, 7/1/13	69,850
Ford Motor Credit Co., Sr. Notes
	495	5.70%, 1/15/10	287,096
General Motors Corp., Sr. Notes
	85	7.20%, 1/15/11	23,162

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount*
(000’s omitted)		Security	Value

Automotive (continued)

Tenneco, Inc., Sr. Notes
	50	8.125%, 11/15/15	21,750

			$843,833

Broadcast Radio and Television — 0.0%

Warner Music Group, Sr. Sub. Notes
	90	7.375%, 4/15/14	$54,450
XM Satellite Radio Holdings, Inc., Sr. Notes
	235	13.00%, 8/1/13(5)	61,100

			$115,550

Brokers/Dealers/Investment Houses — 0.0%

Nuveen Investments, Inc., Sr. Notes
	135	10.50%, 11/15/15(5)	$42,019

			$42,019

Building and Development — 0.5%

Grohe Holding GmbH, Variable Rate
EUR	2,000	8.193%, 1/15/14	$1,256,211
Panolam Industries International, Sr. Sub. Notes
	470	10.75%, 10/1/13	213,850
Ply Gem Industries, Inc., Sr. Notes
	275	11.75%, 6/15/13(5)	164,312
Texas Industries Inc., Sr. Notes
	135	7.25%, 7/15/13(5)	103,275

			$1,737,648

Business Equipment and Services — 0.7%

Affinion Group, Inc.
	110	10.125%, 10/15/13	$75,900

	235	11.50%, 10/15/15	138,650
Ceridian Corp., Sr. Notes
	305	11.25%, 11/15/15(5)	$160,887
Education Management, LLC, Sr. Notes
	475	8.75%, 6/1/14	346,750
Education Management, LLC, Sr. Sub. Notes
	655	10.25%, 6/1/16	458,500
Hertz Corp.
	25	8.875%, 1/1/14	13,031

	425	10.50%, 1/1/16	172,125
MediMedia USA, Inc., Sr. Sub. Notes
	180	11.375%, 11/15/14(5)	141,300
Rental Service Corp.
	475	9.50%, 12/1/14	235,125
Ticketmaster, Sr. Notes
	220	10.75%, 8/1/16(5)	111,100
Travelport, LLC
	420	9.875%, 9/1/14	149,100

	34	11.875%, 9/1/16	8,330
West Corp.
	425	9.50%, 10/15/14	227,375

			$2,238,173

Cable and Satellite Television — 0.5%

Cablevision Systems Corp., Sr. Notes, Series B
	160	8.00%, 4/15/12	$132,000
CCH II Holdings, LLC, Sr. Notes
	75	10.25%, 10/1/13	34,500

	60	10.25%, 10/1/13(5)	25,800
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
	1,785	8.75%, 11/15/13	1,026,375
Charter Communications Holdings, Sr. Notes
	30	8.375%, 4/30/14	20,550
Charter Communications, Inc., Sr. Notes
	205	10.875%, 9/15/14(5)	148,112
Kabel Deutschland GmbH
	220	10.625%, 7/1/14	177,375
Mediacom Broadband Group Corp., LLC, Sr. Notes
	140	8.50%, 10/15/15	100,100
National Cable PLC
	40	8.75%, 4/15/14	29,100

			$1,693,912

Chemicals and Plastics — 0.2%

CII Carbon, LLC
	195	11.125%, 11/15/15(5)	$153,075
INEOS Group Holdings PLC, Sr. Sub. Notes
	345	8.50%, 2/15/16(5)	$62,962
Nova Chemicals Corp., Sr. Notes, Variable Rate
	215	5.72%, 11/15/13	116,100
Reichhold Industries, Inc., Sr. Notes
	500	9.00%, 8/15/14(5)	342,500

			$674,637

Clothing/Textiles — 0.5%

Levi Strauss & Co., Sr. Notes
	615	9.75%, 1/15/15	$372,075

	85	8.875%, 4/1/16	48,025

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount*
(000’s omitted)	Security	Value

Clothing/Textiles (continued)

Oxford Industries, Inc., Sr. Notes
1,355	8.875%, 6/1/11	968,825
Perry Ellis International, Inc., Sr. Sub. Notes
400	8.875%, 9/15/13	230,000

		$1,618,925

Conglomerates — 0.1%

RBS Global & Rexnord Corp.
195	9.50%, 8/1/14	$137,475
175	11.75%, 8/1/16	102,375

		$239,850

Containers and Glass Products — 0.5%

Berry Plastics Corp., Sr. Notes, Variable Rate
1,000	9.503%, 2/15/15	$745,000
Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	661,725
Pliant Corp. (PIK)
271	11.625%, 6/15/09	107,078
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
375	8.00%, 3/15/17	101,250
Solo Cup Co.
25	8.50%, 2/15/14	15,625
Stone Container Corp., Sr. Notes
45	8.375%, 7/1/12	12,825

		$1,643,503

Ecological Services and Equipment — 0.1%

Waste Services, Inc., Sr. Sub. Notes
570	9.50%, 4/15/14	$436,050

		$436,050

Electronic/Electric — 0.5%

Advanced Micro Devices, Inc., Sr. Notes
230	7.75%, 11/1/12	$143,175
Amkor Technologies, Inc., Sr. Notes
50	7.125%, 3/15/11	36,437
50	7.75%, 5/15/13	30,187
225	9.25%, 6/1/16	132,750
Avago Technologies Finance
195	10.125%, 12/1/13	159,169

240	11.875%, 12/1/15	186,300
First Data Corp.
15	9.875%, 9/24/15	8,700
NXP BV/NXP Funding, LLC, Variable Rate
875	7.503%, 10/15/13	219,844
SunGard Data Systems, Inc., Sr. Notes
880	10.625%, 5/15/15(5)	682,000

		$1,598,562

Financial Intermediaries — 0.2%

Ford Motor Credit Co.
380	7.375%, 10/28/09	$232,052
Ford Motor Credit Co., Sr. Notes
465	7.875%, 6/15/10	237,093

20	9.875%, 8/10/11	9,405
General Motors Acceptance Corp., Variable Rate
125	3.399%, 5/15/09	81,406

		$559,956

Food Products — 0.2%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
580	11.50%, 11/1/11	$498,800

		$498,800

Food Service — 0.2%

Aramark Services, Inc.
160	8.50%, 2/1/15	$133,600
El Pollo Loco, Inc.
410	11.75%, 11/15/13	305,450
NPC International, Inc., Sr. Sub. Notes
385	9.50%, 5/1/14	263,725

		$702,775

Food/Drug Retailers — 0.3%

General Nutrition Center, Sr. Notes, Variable Rate (PIK)
755	7.584%, 3/15/14	$437,900
General Nutrition Center, Sr. Sub. Notes
430	10.75%, 3/15/15	249,400
Rite Aid Corp.
30	10.375%, 7/15/16	20,250
515	7.50%, 3/1/17	296,125

		$1,003,675

Forest Products — 0.2%

Jefferson Smurfit Corp., Sr. Notes
105	8.25%, 10/1/12	$29,925

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount*
(000’s omitted)	Security	Value

Forest Products (continued)

85	7.50%, 6/1/13	25,075
NewPage Corp.
610	10.00%, 5/1/12	332,450

385	12.00%, 5/1/13	134,750
NewPage Corp., Variable Rate
155	9.443%, 5/1/12	82,150
Verso Paper Holdings, LLC/Verso Paper, Inc.
305	11.375%, 8/1/16	114,375

		$718,725

Healthcare — 1.6%

Accellent, Inc.
320	10.50%, 12/1/13	$225,600
Advanced Medical Optics, Inc., Sr. Sub. Notes
80	7.50%, 5/1/17	44,400
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	331,925
Biomet, Inc.
760	11.625%, 10/15/17	573,800
Community Health Systems, Inc.
180	8.875%, 7/15/15	145,350
DJO Finance, LLC/DJO Finance Corp.
220	10.875%, 11/15/14	161,700
HCA, Inc.
291	8.75%, 9/1/10	270,630

34	7.875%, 2/1/11	29,410

150	9.125%, 11/15/14	122,250

465	9.25%, 11/15/16	378,975
MultiPlan Inc., Sr. Sub. Notes
540	10.375%, 4/15/16(5)	450,900
National Mentor Holdings, Inc.
355	11.25%, 7/1/14	296,425
Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	$199,100
US Oncology, Inc.
440	9.00%, 8/15/12	368,500
1,940	10.75%, 8/15/14	1,464,700

		$5,063,665

Home Furnishings — 0.0%

Interline Brands, Inc., Sr. Sub. Notes
125	8.125%, 6/15/14	$94,375

		$94,375

Industrial Equipment — 0.1%

Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15	$156,950
ESCO Corp., Sr. Notes
160	8.625%, 12/15/13(5)	124,000
ESCO Corp., Sr. Notes, Variable Rate
160	6.694%, 12/15/13(5)	104,800

		$385,750

Insurance — 0.1%

Alliant Holdings I, Inc.
115	11.00%, 5/1/15(5)	$82,513
Hub International Holdings, Inc.
140	9.00%, 12/15/14(5)	93,275
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
115	6.024%, 11/15/14(5)	47,869

		$223,657

Leisure Goods/Activities/Movies — 0.4%

AMC Entertainment, Inc.
760	11.00%, 2/1/16	$543,400
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13(4)(5)	42,900
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	0.00%, 4/1/12(4)(5)	180,225
Marquee Holdings, Inc., Sr. Disc. Notes
515	9.505%, 8/15/14	293,550
Royal Caribbean Cruises, Sr. Notes
105	7.00%, 6/15/13	63,525

40	6.875%, 12/1/13	24,200

25	7.25%, 6/15/16	14,375

50	7.25%, 3/15/18	28,750
Universal City Development Partners, Sr. Notes
280	11.75%, 4/1/10	$182,700

		$1,373,625

Lodging and Casinos — 1.0%

Buffalo Thunder Development Authority
535	9.375%, 12/15/14(5)	$173,875
CCM Merger, Inc.
370	8.00%, 8/1/13(5)	209,050
Chukchansi EDA, Sr. Notes, Variable Rate
310	6.095%, 11/15/12(5)	144,150
Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/15(5)	70,875

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount*
(000’s omitted)	Security	Value

Lodging and Casinos (continued)

Galaxy Entertainment Finance
320	9.875%, 12/15/12(5)	120,000
Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13(4)(5)	23,100
Host Hotels and Resorts, LP, Sr. Notes
280	6.75%, 6/1/16	187,600
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
150	11.00%, 11/1/12(5)	72,000
Inn of the Mountain Gods, Sr. Notes
565	12.00%, 11/15/10	189,275
Majestic HoldCo, LLC
150	12.50%, 10/15/11(5)	938
MGM Mirage, Inc.
20	7.50%, 6/1/16	10,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
165	8.00%, 4/1/12	104,775

240	7.125%, 8/15/14	136,800

260	6.875%, 2/15/15	140,400
OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	86,875
Park Place Entertainment
805	7.875%, 3/15/10	422,625
Pinnacle Entertainment, Inc., Sr. Sub. Notes
25	8.25%, 3/15/12	18,375
155	7.50%, 6/15/15	86,025
Pokagon Gaming Authority, Sr. Notes
112	10.375%, 6/15/14(5)	95,200
San Pasqual Casino
125	8.00%, 9/15/13(5)	93,125
Scientific Games Corp.
65	7.875%, 6/15/16(5)	47,125
Seminole Hard Rock Entertainment, Variable Rate
195	5.319%, 3/15/14(5)	104,325
Trump Entertainment Resorts, Inc.
55	8.50%, 6/1/15(4)	$8,250
Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(5)	293,250
Waterford Gaming, LLC, Sr. Notes
347	8.625%, 9/15/14(5)	237,176
Wynn Las Vegas, LLC
435	6.625%, 12/1/14	309,938

		$3,385,527

Nonferrous Metals/Minerals — 0.2%

Aleris International, Inc., Sr. Notes (PIK)
560	9.00%, 12/15/14	$36,400
FMG Finance PTY, Ltd.
785	10.625%, 9/1/16(5)	447,450
Freeport-McMoran C and G, Sr. Notes
220	8.375%, 4/1/17	156,408

		$640,258

Oil and Gas — 1.1%

Allis-Chalmers Energy, Inc., Sr. Notes
445	9.00%, 1/15/14	$262,550
Cimarex Energy Co., Sr. Notes
135	7.125%, 5/1/17	105,975
Clayton Williams Energy, Inc.
205	7.75%, 8/1/13	124,025
Compton Pet Finance Corp.
410	7.625%, 12/1/13	170,150
Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	37,950
El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	215,458
Encore Acquisition Co., Sr. Sub. Notes
175	7.25%, 12/1/17	114,625
Forbes Energy Services, Sr. Notes
350	11.00%, 2/15/15	229,250
OPTI Canada, Inc., Sr. Notes
110	7.875%, 12/15/14	42,350

200	8.25%, 12/15/14	79,000
Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	91,300
Petrohawk Energy Corp., Sr. Notes
890	9.125%, 7/15/13	685,300

140	7.875%, 6/1/15(5)	99,400
Petroleum Development Corp., Sr. Notes
135	12.00%, 2/15/18	93,150
Petroplus Finance, Ltd.
510	7.00%, 5/1/17(5)	$318,750
Plains Exploration & Production Co.
195	7.00%, 3/15/17	131,625
Quicksilver Resources, Inc.
25	8.25%, 8/1/15	16,250

320	7.125%, 4/1/16	185,600
Sandridge Energy, Inc., Sr. Notes
335	8.00%, 6/1/18(5)	216,075
SemGroup L.P., Sr. Notes
605	8.75%, 11/15/15(4)(5)	15,125
SESI, LLC, Sr. Notes
65	6.875%, 6/1/14	45,825

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount*
(000’s omitted)	Security	Value

Oil and Gas (continued)

Stewart & Stevenson, LLC, Sr. Notes
465	10.00%, 7/15/14	290,625
VeraSun Energy Corp.
115	9.875%, 12/15/12	66,700

		$3,637,058

Publishing — 0.4%

Dex Media West/Finance, Series B
90	9.875%, 8/15/13	$20,025
Harland Clarke Holdings
40	9.50%, 5/15/15	17,800
Laureate Education, Inc.
100	10.00%, 8/15/15(5)	65,500
Laureate Education, Inc. (PIK)
1,059	10.25%, 8/15/15(5)	574,281
Local Insight Regatta Holdings, Inc.
100	11.00%, 12/1/17	47,500
Nielsen Finance, LLC
705	10.00%, 8/1/14	511,125

165	12.50%, (0% until 8/1/11), 8/1/16	61,875
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
505	9.00%, 2/15/17	119,306

		$1,417,412

Radio and Television — 0.1%

Rainbow National Services, LLC, Sr. Sub. Debs.
$335	10.375%, 9/1/14(5)	$291,450

		$291,450

Rail Industries — 0.2%

American Railcar Industry, Sr. Notes
195	7.50%, 3/1/14	$141,375
Kansas City Southern Mexico, Sr. Notes
315	7.625%, 12/1/13	$239,400

100	7.375%, 6/1/14	74,000
220	8.00%, 6/1/15	165,000

		$619,775

Retailers (Except Food and Drug) — 0.5%

Amscan Holdings, Inc., Sr. Sub. Notes
455	8.75%, 5/1/14	$266,175
Neiman Marcus Group, Inc.
830	9.00%, 10/15/15	356,900

1,080	10.375%, 10/15/15	410,400
Sally Holdings, LLC
35	9.25%, 11/15/14	26,600
Sally Holdings, LLC, Sr. Notes
505	10.50%, 11/15/16	295,425
Toys ‘‘R” Us
245	7.375%, 10/15/18	101,675
Yankee Acquisition Corp., Series B
595	8.50%, 2/15/15	279,650

		$1,736,825

Steel — 0.1%

RathGibson, Inc., Sr. Notes
495	11.25%, 2/15/14	$304,425
Steel Dynamics, Inc., Sr. Notes
225	7.375%, 11/1/12	167,625

		$472,050

Surface Transport — 0.1%

CEVA Group, PLC, Sr. Notes
230	10.00%, 9/1/14(5)	$173,650

		$173,650

Telecommunications — 0.9%

Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
250	10.125%, 6/15/13	$247,813
Digicel Group, Ltd., Sr. Notes
310	9.25%, 9/1/12(5)	230,950

235	8.875%, 1/15/15(5)	122,200

754	9.125%, 1/15/15(5)	373,230
Intelsat Bermuda, Ltd.
850	11.25%, 6/15/16	688,500
Nortel Networks, Ltd.
150	10.75%, 7/15/16	$44,250

450	10.75%, 7/15/16(5)	132,750
Qwest Corp., Sr. Notes, Variable Rate
1,025	6.069%, 6/15/13	722,625
Windstream Corp., Sr. Notes
215	8.125%, 8/1/13	178,450
65	8.625%, 8/1/16	51,025

		$2,791,793

Utilities — 0.2%

AES Corp.
55	8.00%, 10/15/17	$38,225

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount*
(000’s omitted)	Security	Value

Utilities (continued)

Dynegy Holdings, Inc., Sr. Notes
20	7.75%, 6/1/19	13,400
Edison Mission Energy, Sr. Notes
25	7.50%, 6/15/13	20,500
NGC Corp.
430	7.625%, 10/15/26	191,350
NRG Energy, Inc.
175	7.25%, 2/1/14	143,063

390	7.375%, 1/15/17	315,900
Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	15,400

		$737,838

Total Corporate Bonds & Notes
(identified cost $65,358,186)		$39,830,101

Asset Backed Securities — 0.5%
Principal Amount*
(000’s omitted)	Security	Value

607	Alzette European CLO SA, Series 2004-1A, Class E2, 11.86%, 12/15/20(5)(6)	368,449

760	Avalon Capital Ltd. 3, Series 1A, Class D, 4.103%, 2/24/19(5)(6)	179,208

1,000	Babson Ltd., Series 2005-1A, Class C1, 6.703%, 4/15/19(5)(6)	197,900

1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 6.803%, 1/15/19(5)(6)	210,500

1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 8.315%, 3/8/17(5)	287,300

750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 9.30%, 7/17/19(5)(6)	155,475

750	Comstock Funding Ltd., Series 2006-1A, Class D, 6.453%, 5/30/20(5)(6)	$138,825

1,000	First CLO, Ltd., Series 2004- 1A1, Class C, 5.835%, 7/27/16(5)(6)	250,500

Total Asset Backed Securities
(identified cost $6,642,920)		$1,788,157

Convertible Preferred Stocks — 0.0%
Shares	Security	Value

Telecommunications — 0.0%

479	Crown Castle International Corp., 6.25% (PIK)	$16,047

Total Convertible Preferred Stocks
(identified cost $22,753)		$16,047

Closed-End Investment Companies — 2.5%
Shares	Security	Value

173,420	BlackRock Floating Rate Income Strategies Fund II, Inc.	$1,543,438

20,864	BlackRock Global Floating Rate Income Trust Fund	170,250

2,933	First Trust/Four Corners Senior Floating Rate Income Fund	19,563

345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	2,381,114

521,233	ING Prime Rate Trust	1,704,432

173,333	LMP Corporate Loan Fund, Inc.	1,055,598

50,753	Nuveen Floating Rate Income Fund	266,453

8,502	Nuveen Floating Rate Income Opportunity Fund	43,105

23,445	Nuveen Senior Income Fund	78,541

136	PIMCO Floating Rate Income Fund	898

1,620	PIMCO Floating Rate Strategy Fund	9,590

293	Pioneer Floating Rate Trust	2,022

268,136	Van Kampen Senior Income Trust	791,001

Total Closed-End Investment Companies
(identified cost $18,598,351)		$8,066,005

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 0.9%
Interest
(000’s omitted)	Description	Value

$2,790	Cash Management Portfolio, 0.99%(7)	$2,790,014

Total Short-Term Investments
(identified cost $2,790,014)		$2,790,014

Total Investments — 187.2%
(identified cost $950,055,927)		$614,246,645

Less Unfunded Loan Commitments — (0.9)%		$(2,958,225)

Net Investments — 186.3%
(identified cost $947,097,702)		$611,288,420

Other Assets, Less Liabilities — (42.1)%		$(138,223,622)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (44.2)%		$(145,113,395)

Net Assets Applicable to Common Shares — 100.0%		$327,951,403

DIP - Debtor in Possession

PIK - Payment In Kind.

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of the securities is $10,044,956 or 3.1% of the Trust’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2008.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2008.

(8)	This Senior Loan will settle after November 30, 2008, at which time the interest rate will be determined.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of November 30, 2008

Assets

Unaffiliated investments, at value (identified cost, $944,307,688)	$608,498,406
Affiliated investments, at value (identified cost, $2,790,014)	2,790,014
Cash	1,000,000
Foreign currency, at value (identified cost, $69,819)	67,681
Receivable for investments sold	20,644,356
Dividends and interest receivable	9,007,406
Interest receivable from affiliated investment	3,572
Receivable for open forward foreign currency contracts	1,049,353
Receivable for closed swap contracts	1,551
Prepaid expenses	2,581,031

Total assets	$645,643,370

Liabilities

Notes payable	$168,500,000
Payable for investments purchased	2,541,049
Payable to affiliate for investment adviser fee	298,025
Payable to affiliate for Trustees’ fees	7,227
Accrued expenses	1,232,271

Total liabilities	$172,588,017

Auction preferred shares (5,800 shares outstanding) at liquidation value plus cumulative unpaid dividends	$145,113,395

Net assets applicable to common shares	$327,951,403

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 37,356,040 shares issued and outstanding	$373,560
Additional paid-in capital	710,626,038
Accumulated net realized loss (computed on the basis of identified cost)	(47,924,563)
Accumulated net investment loss	(804,604)
Net unrealized depreciation (computed on the basis of identified cost)	(334,319,028)

Net assets applicable to common shares	$327,951,403

Net Asset Value Per Common Share

($327,951,403 ÷ 37,356,040 common shares issued and outstanding)	$8.78

Statement of Operations

For The Six Months Ended
November 30, 2008

Investment Income

Interest	$33,375,352
Dividends	611,762
Interest income allocated from affiliated investment	141,782
Expenses allocated from affiliated investment	(30,780)

Total investment income	$34,098,116

Expenses

Investment adviser fee	$3,478,820
Trustees’ fees and expenses	17,996
Preferred shares service fee	182,237
Legal and accounting services	204,205
Custodian fee	117,508
Printing and postage	144,011
Transfer and dividend disbursing agent fees	14,562
Interest expense and fees	5,969,336
Miscellaneous	43,974

Total expenses	$10,172,649

Deduct —
Reduction of investment adviser fee	$947,779
Reduction of custodian fee	648

Total expense reductions	$948,427

Net expenses	$9,224,222

Net investment income	$24,873,894

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(36,111,452)
Swap contracts	3,999
Foreign currency and forward foreign currency exchange contract transactions	12,025,315

Net realized loss	$(24,082,138)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(258,296,880)
Swap contracts	(11,285)
Foreign currency and forward foreign currency exchange contracts	1,721,693

Net change in unrealized appreciation (depreciation)	$(256,586,472)

Net realized and unrealized loss	$(280,668,610)

Distributions to preferred shareholders

From net investment income	$(2,822,374)

Net decrease in net assets from operations	(258,617,090)

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	November 30, 2008	Year Ended
in Net Assets	(Unaudited)	May 31, 2008

From operations —
Net investment income	$24,873,894	$74,779,522
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(24,082,138)	(14,034,759)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(256,586,472)	(86,744,499)
Distributions to preferred shareholders from net investment income	(2,822,374)	(21,490,060)

Net decrease in net assets from operations	$(258,617,090)	$(47,489,796)

Distributions to common shareholders —
From net investment income	$(21,741,215)	$(52,919,931)
Tax return of capital	—	(347,281)

Total distributions to common shareholders	$(21,741,215)	$(53,267,212)

Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$291,781

Total increase in net assets from capital share transactions	$—	$291,781

Net decrease in net assets	$(280,358,305)	$(100,465,227)

Net Assets Applicable to Common Shares

At beginning of period	$608,309,708	$708,774,935

At end of period	$327,951,403	$608,309,708

Accumulated net investment loss included in net assets applicable to common shares

At end of period	$(804,604)	$(1,114,909)

Statement of Cash Flows

Six Months Ended
November 30, 2008
Cash Flows From Operating Activities	(Unaudited)

Net decrease in net assets from operations	$(258,617,090)
Distributions to preferred shareholders	2,822,374

Net decrease in net assets from operations excluding distributions to preferred shareholders	$(255,794,716)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(58,024,022)
Investments sold and principal repayments	186,402,658
Decrease in short-term investments, net	4,372,602
Net amortization/accretion of premium (discount)	(1,137,610)
Amortization of structuring fee on notes payable	290,635
Increase in receivable for investments sold	(18,499,444)
Increase in dividends and interest receivable	(226,610)
Decrease in interest receivable from affiliated investment	16,455
Decrease in receivable for open swap contracts	11,285
Increase in receivable for closed swap contracts	(1,551)
Increase in receivable for open forward foreign currency contracts	(1,049,353)
Decrease in prepaid expenses	19,742
Decrease in payable to affiliate for investment adviser fee	(182,016)
Increase in payable to affiliate for Trustees’ fees	7,227
Decrease in payable for investments purchased	(4,549,723)
Decrease in payable for open forward foreign currency contracts	(213,478)
Decrease in unfunded loan commitments	(2,963,796)
Increase in accrued expenses	364,425
Net change in unrealized (appreciation) depreciation on investments	258,296,880
Net realized (gain) loss on investments	36,111,452

Net cash provided by operating activities	$143,251,042

Cash Flows From Financing Activities

Cash distributions paid to common shareholders, net of reinvestments	$(21,741,215)
Distributions to preferred shareholders	(2,766,629)
Repayments of notes payable	(121,500,000)

Net cash used in financing activities	$(146,007,844)

Net decrease in cash	$(2,756,802)

Cash at beginning of period(1)	$3,824,483

Cash at end of period(1)	$1,067,681

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$5,223,583

(1)	Balance includes foreign currency, at value.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended
	November 30, 2008		Year Ended May 31,			Period Ended
	(Unaudited)		2008	2007	2006	May 31, 2005(1)

Net asset value — Beginning of period (Common shares)	$16.280		$18.980	$18.910	$18.840	$19.100(3)

Income (loss) from operations

Net investment income(2)	$0.666		$2.002	$2.174	$1.833	$1.101
Net realized and unrealized gain (loss)	(7.508)		(2.701)	0.114	0.087	(0.055)
Distributions to preferred shareholders from net investment income(2)	(0.076)		(0.575)	(0.601)	(0.463)	(0.209)

Total income (loss) from operations	$(6.918)		$(1.274)	$1.687	$1.457	$0.837

Less distributions to common shareholders

From net investment income	$(0.582)		$(1.417)	$(1.617)	$(1.387)	$(0.952)
Tax return of capital	—		(0.009)	—	—	—

Total distributions to common shareholders	$(0.582)		$(1.426)	$(1.617)	$(1.387)	$(0.952)

Preferred and Common shares offering costs charged to paid-in capital(2)	$—		$—	$—	$—	$(0.027)

Preferred shares underwriting discounts(2)	$—		$—	$—	$—	$(0.118)

Net asset value — End of period (Common shares)	$8.780		$16.280	$18.980	$18.910	$18.840

Market value — End of period (Common shares)	$7.940		$15.130	$19.480	$17.950	$18.070

Total Investment Return on Net Asset Value(4)	(43.24	)%(14)	(6.31)%	9.45%	8.50%	3.72	%(5)(14)

Total Investment Return on Market Value(4)	(44.76	)%(14)	(15.15)%	18.34%	7.38%	(0.52	)%(5)(14)

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT’D

Six Months Ended
November 30, 2008	Year Ended May 31,	Period Ended
(Unaudited)	2008	2007	2006	May 31, 2005(1)

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$327,951	$608,310	$708,775	$705,175	$702,725
Ratios (As a percentage of average daily net assets applicable to common shares):(6)
Expenses before custodian fee reduction excluding interest and fees(7)	1.24	%(8)	1.22%	1.14%	1.15%	1.04	%(8)
Interest and fee expense(12)	2.26	%(8)	0.12%	—	—	—
Total expenses	3.50	%(8)	1.34%	1.14%	1.15%	1.04	%(8)
Net investment income	9.42	%(8)	11.68%	11.50%	9.67%	6.26	%(8)
Portfolio Turnover	6%	36%	58%	51%	100	%(14)

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(6)
Expenses before custodian fee reduction excluding interest and fees(7)	0.98	%(8)	0.74%	0.71%	0.71%	0.70	%(8)
Interest and fee expense(12)	1.77	%(8)	0.07%	—	—	—
Total expenses	2.75	%(8)	0.81%	0.71%	0.71%	0.70	%(8)
Net investment income	7.39	%(8)	7.05%	7.11%	5.99%	4.24	%(8)

Senior Securities:
Total notes payable outstanding (in 000’s)	$168,500	$290,000	$—	$—	$—
Asset coverage per $1,000 of notes payable(9)	$3,808	$3,598	$—	$—	$—
Total preferred shares outstanding	5,800	5,800	17,400	17,400	17,400
Asset coverage per preferred share	$51,183	(10)	$59,955	(10)	$65,741	(13)	$65,535	(13)	$65,396	(13)
Involuntary liquidation preference per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	For the period from the start of business, June 29, 2004, to May 31, 2005.

(2)	Computed using average common shares outstanding.

(3)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the sum of the value of the notes payable and preferred shares, multiplied by the per share liquidation value of a preferred share. Such amount equates to 205% at November 30, 2008 and 240% at May 31, 2008.

(11)	Plus accumulated and unpaid dividends.

(12)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 9).

(13)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(14)	Not annualized.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At May 31, 2008, the Trust, for federal income tax purposes, had a capital loss carryforward of $10,344,879 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on May 31, 2013 ($1,477,364), May 31, 2014 ($5,274,046), May 31, 2015 ($431,997) and May 31, 2016 ($3,161,472).

Additionally, at May 31, 2008, the Trust had a net currency loss of $1,667,365 and a net capital loss of $12,131,492 attributable to currency and security transactions, respectively, incurred after October 31, 2007. These losses are treated as arising on the first day of the Trust’s taxable year ending May 31, 2009.

As of November 30, 2008, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended May 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Trust may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Trust may enter into credit default swap contacts to buy or sell protection

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

against default on an individual issuer or a basket of issuers of bonds. When the Trust is a buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefits from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Trust effectively adds leverage to its portfolio because, in addition to its total net assets, the Trust is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Trust also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Trust segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to November 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2   Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on September 16, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A, Series B and Series C, and approximately monthly for Series D and Series E by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (See Note 3). The maximum applicable rate on the APS is the greater of 1) 125% of LIBOR at the date of the auction or 2) LIBOR at the date of the auction plus 1.25%.

The number of APS issued and outstanding as of November 30, 2008 is as follows:

APS Issued
and Outstanding

Series A	1,160
Series B	1,160
Series C	1,160
Series D	1,160
Series E	1,160

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee equivalent to 0.25% of the liquidation value of the APS to broker-dealers as a service fee.
3   Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at November 30, 2008, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the six months then ended were as follows:

	APS Dividend
	Rates at	Dividends Paid to	Average APS	Dividend Rate
	November 30, 2008	APS Shareholders	Dividend Rates	Ranges

Series A	2.38%	$551,813	3.80%	2.09% - 5.50%
Series B	2.42%	$553,531	3.81%	2.09% - 5.77%
Series C	2.42%	$552,153	3.80%	2.10% - 6.01%
Series D	2.79%	$582,053	4.00%	2.79% - 5.84%
Series E	2.87%	$582,824	4.01%	2.87% - 5.84%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of November 30, 2008.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The portion of the adviser fee payable by Cash Management on the Trust’s investment of cash therein is credited against the Trust’s adviser fee. For the six months ended November 30, 2008, the Trust’s adviser fee totaled $3,505,371 of which $26,551 was allocated from Cash Management and $3,478,820 was paid or accrued directly by the Trust. EVM also serves as the administrator of the Trust, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses at an annual rate of 0.20% of the Trust’s average daily gross assets during the first five full years of the Trust’s operations, 0.15% of the Trust’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. Pursuant to this agreement, EVM waived $919,639 of its adviser fee for the six months ended November 30, 2008.

EVM has further agreed to waive its adviser fee to the extent that the cost of the committed financing to partially redeem the APS is greater than the dividends and preferred shares service fee that would have been incurred had the APS not been redeemed, hereafter referred to as “incremental cost”. Such waiver is calculated as the lesser of 50% of the Trust’s adviser fee on assets attributable to the committed financing or the incremental cost and will remain in effect until October 31, 2009. Pursuant to this agreement, EVM waived $28,140 of its adviser fee for the six months ended November 30, 2008.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.
5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $58,024,022 and $186,402,658, respectively, for the six months ended November 30, 2008.
6   Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended November 30, 2008. Common shares issued pursuant to the Trust’s dividend reinvestment plan for the year ended May 31, 2008 were 15,487.
7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$947,484,848

Gross unrealized appreciation	$503,977
Gross unrealized depreciation	(336,700,405)

Net unrealized depreciation	$(336,196,428)

8   Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net
Settlement		In	Unrealized
Date	Deliver	Exchange For	Appreciation

12/31/08	British Pound Sterling 9,749,701	United States Dollar 15,101,311	$139,059

12/31/08	Euro 24,060,410	United States Dollar 31,431,317	910,294

			$1,049,353

At November 30, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
9   Revolving Credit and Security Agreement

Effective April 11, 2008, the Trust entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to an initial limit of $290,000,000 for a period of five years, the proceeds of which were used to partially redeem the Trust’s APS. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Trust should the conduits be unable to place their commercial paper. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Trust pays a monthly program fee of 1.25% per annum (0.60% per annum prior to October 31, 2008) on its outstanding borrowings to administer the facility and a monthly liquidity fee of 1.25% per annum (0.40% per annum prior to October 31, 2008) on the borrowing limit under the Agreement. The Trust also paid a structuring fee of $2,900,000, which is being amortized to interest expense over a period of five years. The unamortized balance at November 30, 2008 is approximately $2,535,000 and is included in prepaid expenses on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2008, the Trust had borrowings outstanding under the Agreement of $168,500,000 at an interest rate of 3.19%. For the six months ended November 30, 2008, the average borrowings under the Agreement and the average interest rate (annualized) were $262,978,142 and 3.01%, respectively.
10   Risk Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.
11   Concentration of Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to a greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12   Fair Value Measurements

The Trust adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective June 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$8,082,052	$—
Level 2	Other Significant Observable Inputs	601,683,225	1,049,353
Level 3	Significant Unobservable Inputs	1,523,143	—

Total		$611,288,420	$1,049,353

*	Other financial instruments are forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Balance as of May 31, 2008	$462,500
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(114,380)
Net purchases (sales)	4,731
Accrued discount (premium)	720
Net transfers to (from) Level 3	1,169,572

Balance as of November 30, 2008	$1,523,143

13   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities“. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Trust’s financial statement disclosures.

Eaton Vance Floating-Rate Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust’s transfer agent, American Stock Transfer & Trust Company, or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, American Stock Transfer & Trust Company, at 1-866-439-6787.

Eaton Vance Floating-Rate Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:
Shareholder signature                                  Date
Shareholder signature                                  Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Floating-Rate Income Trust
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders
As of November 30, 2008, our records indicate that there are 150 registered shareholders and approximately 22,895 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Floating-Rate Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fee and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Floating-Rate Income Trust as of November 30, 2008

OFFICERS AND TRUSTEES

Officers
 Scott H. Page
President

Thomas E. Faust Jr.
Trustee and Vice President

Ralph H. Hinckley, Jr.
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Floating-Rate Income Trust
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Floating-Rate Income Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

2224-1/09	CE-FLRINCSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/Scott H. Page Scott H. Page
President

Date:	January 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: January 12, 2009

By:	/s/Scott H. Page

Scott H. Page
President

Date: January 12, 2009